                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number: 811-06136

                              Homestead Funds, Inc.
               (Exact name of registrant as specified in charter)

                              4301 Wilson Boulevard
                               Arlington, VA 22203
               (Address of principal executive offices) (Zip code)

                               Danielle Sieverling
                              Homestead Funds, Inc.
                              4301 Wilson Boulevard
                               Arlington, VA 22203
                     (Name and address of agent for service)

                                   Copies to:
                             Michael Berenson, Esq.
                           Morgan, Lewis & Bockius LLP
                         1111 Pennsylvania Avenue, N.W.
                             Washington, D.C. 20004
                  (Name and addresses of the agent for service)

Registrant's telephone number, including area code: (703) 907-6029

Date of fiscal year end: December 31

Date of reporting period: September 30, 2006

ITEM 1. SCHEDULE OF INVESTMENTS

DAILY INCOME FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2006
(UNAUDITED)

                                                     Interest   Maturity      Face
                                                       Rate       Date       Amount         Value
                                                     --------   --------   ----------   ------------
CORPORATE NOTES (17.4% of portfolio)
BellSouth Corp.                                       5.00%     10/15/06   $2,000,000   $  1,999,606
CIT Group Inc.                                        7.38      04/02/07    1,972,000      1,990,979
CIT Group Inc.                                        7.38      04/02/07      750,000        757,493
HSBC Finance Corp.                                    5.75      01/30/07      500,000        500,473
IBM Corp.                                             4.88      10/01/06    2,000,000      2,000,000
Merrill Lynch & Co. Inc.                              4.18      01/26/07    1,000,000        996,129
Morgan Stanley                                        6.88      03/01/07    1,900,000      1,911,568
Pepsico Inc.                                          3.20      05/15/07    3,000,000      2,962,209
Pepsico Inc.                                          3.20      05/15/07    1,370,000      1,352,550
Pfizer Inc.                                           2.50      03/15/07      465,000        459,175
Pfizer Inc.                                           2.50      03/15/07    1,609,000      1,588,724
Pfizer Inc.                                           2.50      03/15/07      150,000        148,142
Wells Fargo & Co.                                     5.13      02/15/07      125,000        124,857
Wells Fargo & Co.                                     5.13      02/15/07    1,620,000      1,618,371
Wells Fargo & Co.                                     5.13      02/15/07    3,000,000      2,996,850
                                                                                        ------------
   Total Corporate Notes (Cost $21,407,126)                                               21,407,126
                                                                                        ------------

COMMERCIAL PAPER (79.2% of portfolio)
American General Finance Corp.                        5.25      10/11/06    1,930,000      1,927,185
American General Finance Corp.                        5.25      10/19/06    2,140,000      2,134,388
American General Finance Corp.                        5.25      10/06/06    1,680,000      1,678,775
American Honda Finance Corp.                          5.25      10/03/06    2,280,000      2,279,335
American Honda Finance Corp.                          5.23      10/23/06    1,580,000      1,574,950
American Honda Finance Corp.                          5.22      10/11/06    2,050,000      2,047,027
BellSouth Corp.                                       5.23      10/05/06    2,020,000      2,018,826
BellSouth Corp.                                       5.23      10/12/06    1,890,000      1,886,980
Chevron Texaco Funding Corp.                          5.21      10/20/06    2,790,000      2,782,328
Chevron Texaco Funding Corp.                          5.21      10/18/06    3,020,000      3,012,570
CIT Group Inc.                                        5.26      11/06/06    3,000,000      2,984,220
Citigroup Funding Inc.                                5.25      10/10/06    1,450,000      1,448,097
Citigroup Funding Inc.                                5.25      10/17/06    1,909,000      1,904,546
Citigroup Funding Inc.                                5.23      10/30/06    2,430,000      2,419,762
Coca-Cola Co.                                         5.20      11/02/06    2,000,000      1,990,756
EI Dupont De Nemours & Co.                            5.20      10/04/06    1,770,000      1,769,233
General Electric Capital Corp.                        5.23      10/04/06    1,460,000      1,459,364
General Electric Capital Corp.                        5.24      10/16/06    3,170,000      3,163,079
IBM Corp.                                             5.25      10/06/06    2,626,000      2,624,085
IBM Corp.                                             5.25      10/10/06    1,100,000      1,098,556
Merrill Lynch & Co. Inc.                              5.21      10/23/06    3,030,000      3,020,353
Merrill Lynch & Co. Inc.                              5.23      11/21/06    1,830,000      1,816,441
MetLife Inc.                                          5.25      11/14/06    5,830,000      5,792,591
Morgan Stanley                                        5.25      10/04/06    1,860,000      1,859,186
Morgan Stanley                                        5.26      10/12/06    2,040,000      2,036,721
Nestle Capital Corp.                                  5.21      10/05/06    2,120,000      2,118,773
Nestle Capital Corp.                                  5.21      10/18/06    1,334,000      1,330,718
Nestle Capital Corp.                                  5.22      10/05/06    1,430,000      1,429,171
Prudential Funding Corp.                              5.24      10/13/06    1,130,000      1,128,026
Prudential Funding Corp.                              5.21      10/31/06    1,200,000      1,194,790
Southern Company                                      5.24      10/11/06    1,800,000      1,797,380
Southern Company                                      5.24      10/03/06    1,040,000      1,039,697
Southern Company                                      5.24      10/03/06    3,130,000      3,129,089
Toyota Motor Credit Corp.                             5.24      10/06/06    1,200,000      1,199,127
Toyota Motor Credit Corp.                             5.21      10/31/06    2,460,000      2,449,319
UBS Americas Inc.                                     5.34      10/02/06    3,718,000      3,717,448
United Health Group Inc.                              5.36      10/02/06    2,000,000      1,999,702
United Health Group Inc.                              5.36      10/02/06    2,600,000      2,599,613

DAILY INCOME FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2006
(UNAUDITED)

                                                     Interest   Maturity      Face
                                                       Rate       Date       Amount         Value
                                                     --------   --------   ----------   ------------
COMMERCIAL PAPER - CONTINUED
United Health Group Inc.                              5.25%     10/16/06   $1,290,000   $  1,287,178
United Parcel Service Inc.                            5.17      10/10/06    2,910,000      2,906,239
Wal-Mart Stores, Inc.                                 5.21      12/12/06    2,000,000      1,979,160
Wal-Mart Stores, Inc.                                 5.20      10/24/06    3,800,000      3,787,376
XTRA Inc.                                             5.24      10/23/06    2,000,000      1,993,596
XTRA Inc.                                             5.24      10/23/06    1,000,000        996,798
XTRA Inc.                                             5.24      10/24/06    2,750,000      2,740,794
                                                                                        ------------
   Total Commercial Paper (Cost $97,553,348)                                              97,553,348
                                                                                        ------------

U.S. GOVERNMENT AGENCY OBLIGATIONS (3.4% of portfolio)
Federal Farm Credit Bank                              3.00      12/15/06      250,000        248,806
Federal Home Loan Bank                                5.32      02/23/07       50,000         49,987
Federal Home Loan Bank                                3.80      12/29/06      500,000        498,140
Federal Home Loan Bank                                4.00      12/22/06    1,000,000        997,105
Federal Home Loan Mortgage Corp. (a)                  2.30      12/26/06    1,500,000      1,489,443
Federal National Mortgage Assn. (a)                   5.25      11/22/06      491,000        487,277
Federal National Mortgage Assn. (a)                   5.25      11/29/06      395,000        391,601
                                                                                        ------------
   Total U.S. Government Agency Obligations (Cost $4,162,359)                              4,162,359
                                                                                        ------------

MONEY MARKET ACCOUNTS (less than 0.1% of portfolio)
SSgA Money Market Fund                                4.93(b)                     275            275
SSgA Prime Money Market Fund                          5.15(b)                       1              1
                                                                                        ------------
   Total Money Market Accounts (Cost $276)                                                       276
                                                                                        ------------
TOTAL INVESTMENTS IN SECURITIES (COST $123,123,109) - 100%                              $123,123,109
                                                                                        ============

----------
(a) The issuer is a publicly traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

(b)  7-day yield at September 30, 2006.

  For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.

SHORT-TERM GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2006
(UNAUDITED)

                                                     Interest   Maturity      Face
                                                       Rate       Date       Amount        Value
                                                     --------   --------   ----------   ------------
ASSET BACKED SECURITIES (8.5% of portfolio)
Small Business Administration 93-20J                 5.90%      10/01/13   $   81,639   $     82,809
Small Business Administration 98-20D                 6.15       04/01/18      113,510        116,147
Small Business Administration 98-20E                 6.30       05/01/18       71,700         73,612
Small Business Administration 98-20H                 6.15       08/01/18       36,367         37,248
Small Business Administration 99-20D                 6.15       04/01/19      110,999        113,824
Small Business Administration 05-10E                 4.54       09/01/15       91,749         89,962
Small Business Administration Pool # 100075          3.50       05/25/19       66,893         60,985
Small Business Administration Pool # 500724          7.25(a)    12/25/13       15,487         15,492
Small Business Administration Pool # 502261          6.38(a)    10/25/17       23,748         23,740
Small Business Administration Pool # 502477          6.25(a)    09/25/18       63,624         63,367
Small Business Administration Pool # 502543          5.95(a)    01/25/19      113,255        114,128
Small Business Administration Pool # 502684          6.25(a)    07/25/19       26,982         27,350
Small Business Administration Pool # 503278          5.88(a)    02/25/21       86,897         87,627
Small Business Administration Pool # 503463          6.13(a)    09/25/21       83,690         83,249
Small Business Administration Pool # 504067          6.00(a)    01/25/08       58,981         58,659
Small Business Administration Pool # 504305          5.88(a)    10/25/23       31,615         31,345
Small Business Investment Companies 99-10A           6.24       03/10/09      320,563        326,862
Small Business Investment Companies 02-20K           5.08       11/01/22       80,243         79,884
Small Business Investment Companies 02-P10B          5.20       08/01/12      150,949        151,260
Small Business Investment Companies 03-10B           3.39       03/01/13      113,940        108,511
Small Business Investment Companies 03-P10B          5.14       08/10/13      179,528        179,234
Small Business Investment Companies 03-10A           4.63       03/10/13      733,658        713,109
Small Business Investment Companies 03-P10A          4.52       02/10/13       65,047         62,974
Small Business Investment Companies 04-10B           4.68       09/10/14      198,436        193,321
Small Business Investment Companies 04-10A           4.12       03/01/14      189,129        177,223
Small Business Investment Companies 04-P10A          4.50       02/10/14      183,862        178,206
                                                                                        ------------
   Total Asset Backed Securities (Cost $3,220,150)                                         3,250,128
                                                                                        ------------
MORTGAGE BACKED SECURITIES (10.5% of portfolio)
GNMA #1928                                           7.00       11/20/09        8,530          8,625
GNMA #8006                                           4.75(a)    07/20/22       51,464         51,807
GNMA #8038                                           4.75(a)    08/20/22       31,113         31,322
GNMA #8040                                           4.75(a)    08/20/22       75,218         75,848
GNMA #8054                                           5.13(a)    10/20/22       13,786         13,853
GNMA #8076                                           5.13(a)    11/20/22       31,263         31,427
GNMA #8102                                           5.13(a)    02/20/16       20,595         20,596
GNMA #8103                                           5.63(a)    02/20/16       67,705         68,205
GNMA #8157                                           5.38(a)    03/20/23       66,677         67,105
GNMA #8191                                           5.38(a)    05/20/23      106,226        106,982
GNMA #8215                                           5.38(a)    04/20/17       13,860         13,945
GNMA #8259                                           4.75(a)    08/20/23       27,294         27,458
GNMA #8297                                           5.13(a)    12/20/17       30,952         31,170
GNMA #8332                                           5.50(a)    03/20/18       20,105         20,223
GNMA #8384                                           5.38(a)    03/20/24       15,603         15,702
GNMA #8393                                           5.00(a)    08/20/18       14,533         14,567
GNMA #8400                                           4.75(a)    08/20/18       27,414         27,588
GNMA #8405                                           5.00(a)    09/20/18       24,288         24,491
GNMA #8423                                           5.38(a)    05/20/24       17,786         17,937
GNMA #8429                                           5.13(a)    11/20/18       28,999         29,184
GNMA #8459                                           4.75(a)    07/20/24       26,554         26,777
GNMA #8499                                           5.88(a)    05/20/19       12,270         12,409
GNMA #8518                                           5.13(a)    10/20/24       24,303         24,435
GNMA #8532                                           5.13(a)    10/20/24       33,837         34,068
GNMA #8591                                           5.38(a)    02/20/25       79,433         80,017
GNMA #8638                                           5.38(a)    06/20/25       36,310         36,632

SHORT-TERM GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2006
(UNAUDITED)

                                                     Interest   Maturity      Face
                                                       Rate       Date       Amount        Value
                                                     --------   --------   ----------   ------------
MORTGAGE BACKED SECURITIES - CONTINUED
GNMA #8648                                           4.75%(a)   07/20/25   $   46,028   $     46,336
GNMA #8663                                           4.75(a)    07/20/25       32,670         32,981
GNMA #8687                                           4.75(a)    08/20/25        7,871          7,940
GNMA #8702                                           5.13(a)    10/20/20       21,712         21,860
GNMA #8747                                           5.13(a)    11/20/25       24,878         25,056
GNMA #8807                                           4.75(a)    07/20/21       38,672         38,952
GNMA #8836                                           4.75(a)    09/20/21       32,682         32,889
GNMA #8847                                           5.38(a)    04/20/26       36,355         36,651
GNMA #8869                                           5.13(a)    11/20/21       97,811         98,389
GNMA #8873                                           5.13(a)    11/20/21       39,693         39,928
GNMA #8877                                           5.38(a)    05/20/26        9,138          9,232
GNMA #8883                                           5.13(a)    12/20/21       32,874         33,037
GNMA #8915                                           5.38(a)    02/20/22       33,207         33,408
GNMA #8934                                           5.38(a)    03/20/22       61,355         61,748
GNMA #8973                                           5.88(a)    05/20/22       31,533         31,840
GNMA #8978                                           5.38(a)    05/20/22      167,854        169,324
GNMA #80053                                          5.38(a)    03/20/27        8,709          8,777
GNMA #80058                                          5.38(a)    04/20/27        9,306          9,383
GNMA #80300                                          4.50(a)    07/20/29       58,543         58,621
GNMA #80309                                          4.50(a)    08/20/29       24,253         24,279
GNMA #80426                                          4.50(a)    07/20/30        9,869          9,897
GNMA #80452                                          4.50(a)    09/20/30       59,757         59,868
GNMA #80475                                          4.88(a)    12/20/30       81,976         82,015
GNMA #80577                                          4.75(a)    02/20/32       25,841         25,782
GNMA #510280                                         6.00       08/15/14       28,137         28,651
GNMA #583189                                         4.50       02/20/17      137,052        132,676
GNMA #780336                                         6.50       02/15/11       12,529         12,615
GNMA 1996-4                                          7.00       04/16/26       12,939         13,437
GNMA 2001-53                                         5.68(a)    10/20/31       23,539         23,673
GNMA 2001-61                                         5.83(a)    09/20/30       55,439         55,837
GNMA 2002-20                                         4.50       03/20/32       59,265         57,724
GNMA 2002-69                                         5.68(a)    06/20/28       49,582         49,644
GNMA 2002-88                                         5.00       05/16/31      247,537        243,912
GNMA 2003-11                                         4.00       10/17/29      109,181        103,492
GNMA 2003-12                                         4.50       02/20/32       87,423         84,705
GNMA 2003-26                                         5.78(a)    04/16/33       33,107         33,058
GNMA 2003-86                                         4.00       03/20/23       71,029         70,076
GNMA 2003-97                                         4.50       03/20/33      174,318        167,988
GNMA 2004-17                                         4.50       12/20/33      371,216        355,870
GNMA 2006-36                                         6.00       02/20/21      147,912        149,270
Government Lease Trust (d)                           4.00       05/18/11      522,959        500,362
                                                                                        ------------
   Total Mortgage Backed Securities
      (Cost $3,998,940)                                                                    3,993,556
                                                                                        ------------
MUNICIPAL BONDS (2.6% of portfolio)
Johnson City Tennessee Public Building Authority     7.00       09/01/18      100,000        108,107
St. Johns County Florida Convention Center           8.00       01/01/26      750,000        769,673
Chicago Illionis Public Building Commission          7.00       01/01/07      100,000        100,437
                                                                                        ------------
   Total Municipal Bonds (Cost $976,429)                                                     978,217
                                                                                        ------------
U. S. GOVERNMENT AND AGENCY OBLIGATIONS
   (77.7% of portfolio)
Government Trust Certificate (Israel Trust)          0.00(b)    11/15/07      500,000        472,897
Government Trust Certificate (Sri Lanka Trust)       5.56(a)    06/15/12      150,000        149,998
National Archives Facility Trust                     8.50       09/01/19       56,018         66,870
Overseas Private Investment Corp.                    0.00(c)    12/16/06      446,568        473,103
Overseas Private Investment Corp.                    0.00(c)    05/27/08      250,000        271,525

SHORT-TERM GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2006
(UNAUDITED)

                                                     Interest   Maturity      Face
                                                       Rate       Date       Amount        Value
                                                     --------   --------   ----------   ------------
U. S. GOVERNMENT AND AGENCY OBLIGATIONS -CONTINUED
Overseas Private Investment Corp.                    4.10%      11/15/14   $  141,760   $    136,555
Overseas Private Investment Corp.                    3.74       04/15/15       76,001         72,628
Private Export Funding Corp.                         7.11       04/15/07      100,000        100,965
Private Export Funding Corp.                         5.75       01/15/08      500,000        504,179
Rowan Companies Inc.                                 2.80       10/20/13      142,856        132,148
U.S. Department of Housing and Urban Development     5.78       08/01/07      250,000        251,146
U.S. Department of Housing and Urban Development     3.62       08/01/07    2,000,000      1,974,556
U.S. Department of Housing and Urban Development     7.50       08/01/11      250,000        266,244
U.S. Department of Housing and Urban Development     6.07       08/01/21      500,000        510,700
U.S. Treasury Note                                   6.50       10/15/06      250,000        250,088
U.S. Treasury Note                                   2.50       10/31/06    4,250,000      4,241,700
U.S. Treasury Note                                   2.63       11/15/06    1,250,000      1,246,534
U.S. Treasury Note                                   3.63       04/30/07    3,750,000      3,720,409
U.S. Treasury Note                                   4.25       10/31/07      750,000        744,815
U.S. Treasury Note                                   3.00       11/15/07    1,250,000      1,224,610
U.S. Treasury Note                                   3.38       02/15/08    1,750,000      1,716,983
U.S. Treasury Note                                   2.63       05/15/08      500,000        483,633
U.S. Treasury Note                                   3.75       05/15/08      500,000        492,207
U.S. Treasury Note                                   4.38       11/15/08    1,000,000        993,789
U.S. Treasury Note                                   4.50       02/15/09    2,850,000      2,839,868
U.S. Treasury Note                                   4.88       04/30/08      500,000        500,722
U.S. Treasury Note                                   0.00(b)    11/15/11    3,125,000      3,105,969
U.S. Treasury Note Receipt                           0.00(b)    11/15/12    4,099,106      2,553,432
                                                                                        ------------
   Total U.S. Government and Agency Obligations
      (Cost $29,790,716)                                                                  29,498,273
                                                                                        ------------
MONEY MARKET ACCOUNT (0.7% of portfolio)
Vanguard Treasury Money Market Fund                  4.79(e)                  248,516        248,516
                                                                                        ------------
   Total Money Market Account (Cost $248,516)                                                248,516
                                                                                        ------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $38,234,751) - 100%                                                            $ 37,968,690
                                                                                        ============

----------
(a)  Variable coupon rate as of September 30, 2006.

(b)  Zero coupon security, purchased at a discount.

(c)  Zero coupon security, security accretes to a premium price at maturity.

(d) 144A security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total of such securities at period-end amounts to $500,362 and represents 1.3% of net assets.

(e)  7-day yield at September 30, 2006.

 For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.

SHORT-TERM BOND FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2006
(UNAUDITED)

                                                     Interest   Maturity      Face
                                                       Rate       Date       Amount         Value
                                                     --------   --------   ----------   ------------
CORPORATE BONDS (38.2% of portfolio)
BASIC INDUSTRIES - 3.6%
   3M Employee Stock Ownership Plan (b)                5.62%    07/15/09   $2,388,890   $  2,403,103
   Avery Dennison Corp.                                5.68(a)  08/10/07      400,000        400,502
   Boeing Co.                                          8.10     11/15/06      200,000        200,557
   Exxon Capital Corp.                                 6.13     09/08/08      650,000        663,063
   Gerber Products Co.                                 9.00     10/15/06      375,000        375,275
   International Business Machines Corp.               3.80     02/01/08    1,175,000      1,152,599
   Minnesota Mining & Manufacturing Co.                4.99(a)  09/30/27      250,000        247,008
   Nabisco Inc.                                        7.05     07/15/07      200,000        201,811
   Pepsico Capital Resources Inc.                      0.00(c)  04/01/08      264,000        244,223
   Pepsico Capital Resources Inc.                      0.00(c)  04/01/12      420,000        313,735
   Vintage Petroleum, Inc.                             8.25     05/01/12    1,075,000      1,134,821
                                                                                        ------------
      Total Basic Industries                                                               7,336,697
                                                                                        ------------
CONSUMER STAPLES - 0.5%
Beverages
   Anheuser-Busch Companies, Inc.                      7.13     07/01/17      130,000        135,389
   Brown Forman Corp.                                  3.00     03/15/08      905,000        875,488
                                                                                        ------------
      Total Consumer Staples                                                               1,010,877
                                                                                        ------------
CONSUMER DISCRETIONARY - 0.1%
Restaurant
   McDonald's Corp.                                    4.24     12/13/06      115,000        114,700
Retail
   Wal-Mart Stores, Inc.                               8.75     12/29/06      116,000        116,226
                                                                                        ------------
      Total Consumer Discretionary                                                           230,926
                                                                                        ------------
FINANCE - 18.6%
Banks
   Bank of America Corp.                               3.95(d)  10/15/09      465,000        449,888
   Bank of America Corp.                               4.00(d)  12/15/09      200,000        193,900
   Bank of America Corp.                               7.23     08/15/12      200,000        216,303
   Bayerische Landesbank New York                      2.60     10/16/06    3,000,000      2,997,120
   Bayerische Landesbank New York                      2.88     10/15/08      575,000        548,279
   Bayerische Landesbank New York                      3.20     04/15/09    1,150,000      1,098,815
   Bayerische Landesbank New York                      4.00(d)  02/28/10      775,000        766,325
   Canadian Imperial Bank of Commerce New York         4.38     07/28/08    1,100,000      1,084,116
   Deusche Bank AG New York                            4.02     07/13/07    1,125,000      1,120,579
   Deusche Bank AG New York                            5.00     09/28/07      190,000        189,346
   Deusche Bank AG New York                            3.30     11/30/07      225,000        219,854
   Deusche Bank AG New York                            0.00(c)  08/04/08      500,000        458,800
   Deusche Bank AG New York                            5.00(d)  11/17/09    2,175,000      2,160,275
   First Tennessee Bank N.A.                           4.55     07/03/08      650,000        641,395
   Landensbank Baden - Wurttemberg New York            4.63(a)  05/16/07      100,000         99,901
   Suntrust Bank                                       4.55     05/25/09      450,000        443,033
   US Bank N.A.                                        2.87     02/01/07    2,125,000      2,106,428
   US Bank N.A.                                        3.70     08/01/07      700,000        690,155
   US Bank N.A.                                        3.75     02/06/09      100,000         97,037
Commercial Lending & Leasing
   Caterpillar Financial Services Corp.                3.67     10/04/07      100,000         98,348
   Caterpillar Financial Services Corp.                5.82(a)  08/07/08      100,000        100,100
Consumer Loans
   American General Finance Corp.                      3.00     11/15/06    1,125,000      1,121,919
   American General Finance Corp.                      3.88     10/01/09      640,000        618,593
   Beneficial Corp.                                    7.00     02/12/07      125,000        125,347
   Beneficial Corp.                                    7.06     09/17/07      100,000        101,052
   General Electric Capital Corp.                      2.80     01/15/07      700,000        695,185
   General Electric Capital Corp.                      3.50     12/05/07      290,000        284,026

SHORT-TERM BOND FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2006
(UNAUDITED)

                                                     Interest   Maturity      Face
                                                       Rate       Date       Amount        Value
                                                     --------   --------   ----------   ------------
CORPORATE BONDS - CONTINUED
   General Electric Capital Corp.                     4.80%(a)  05/30/08   $  678,000   $    665,075
   General Electric Capital Corp.                     4.65(a)   06/11/08      920,000        903,450
   General Electric Capital Corp.                     4.50(a)   06/27/08      100,000         99,416
   General Electric Capital Corp.                     4.00(d)   12/20/08      125,000        122,647
   General Electric Capital Corp.                     5.00(a)   02/20/09    1,200,000      1,173,295
   General Electric Capital Corp.(b)                  4.15      04/14/09      555,000        546,472
   General Electric Capital Corp.                     3.25      07/15/10      100,000         92,880
   General Electric Capital Corp.                     4.00(d)   09/12/11      295,000        285,456
   General Electric Capital Corp.                     5.08(a)   09/01/48    2,425,000      2,408,656
   Household Finance Corp.                            5.35      12/15/07      100,000         99,266
   Household Finance Corp.                            5.61(a)   08/15/08      100,000         99,150
   Torchmark Inc.                                     6.25      12/15/06      525,000        525,181
   Toyota Motor Credit Corp                           4.50(d)   10/08/08      350,000        347,706
   Transamerica Finance Corp.                         0.00(c)   09/01/07      225,000        213,316
Insurance
   Allstate Financial Global Funding (b)              2.50      06/20/08      225,000        215,215
   American International Group (b)                   2.88      05/15/08      450,000        434,391
   Chubb Corp.                                        4.93      11/16/07      100,000         99,594
   Hartford Life Global Funding                       5.75      08/15/12      210,000        209,690
   MassMutual Global Funding II (b)                   5.08      03/05/07    1,100,000      1,096,686
   MassMutual Global Funding II (b)                   2.55      07/15/08      100,000         95,435
   MBIA Global Funding LLC (b)                        2.88      11/30/06    1,250,000      1,244,581
   MBIA Global Funding LLC (b)                        4.38      03/15/10      525,000        512,223
   Monumental Global Funding II (b)                   5.20      01/30/07    1,550,000      1,548,822
   Monumental Global Funding II (b)                   2.80      07/15/08      220,000        210,615
   Nationwide Life Global Funding (b)                 2.75      05/15/07      750,000        737,361
   Principal Life Income Funding                      3.20      04/01/09      400,000        382,088
   Principal Life Income Funding                      4.00      12/15/09      350,000        339,165
   Protective Life Secured Trust                      5.40      02/15/09      550,000        545,929
   Protective Life Secured Trust                      4.15      06/15/10      100,000         97,211
   Protective Life Secured Trust                      4.00      04/01/11      450,000        428,081
   Reliance Standard Life (b)                         5.63      03/15/11      800,000        800,749
Investment Banker/ Broker
   Donaldson, Lufkin & Jenrette Securities Corp.      6.06(a)   03/28/07    1,100,000      1,103,476
   Merrill Lynch & Co., Inc.                          5.40(a)   05/21/08      110,000        109,699
   Merrill Lynch & Co., Inc.                          4.83      10/27/08      250,000        248,187
   Merrill Lynch & Co., Inc.                          5.74(a)   06/15/11      325,000        324,614
Mortgage
   Residential Capital Corp.                          6.74(a)   06/29/07      450,000        452,460
                                                                                        ------------
      Total Finance                                                                       37,544,357
                                                                                        ------------
HEALTHCARE - 3.2%
Healthcare Providers and Services
   United Health Group Inc.                           3.38      08/15/07      475,000        467,103
Pharmaceuticals
   Abbott Laboratories                                3.50      02/17/09      225,000        217,082
   Abbott Laboratories                                5.38      05/15/09      325,000        327,794
   Allergan Inc.                                      7.47      04/17/12      350,000        381,836
   Bristol Myers Squibb Co. (b)                       4.00      08/15/08      225,000        220,019
   Eli Lilly & Co.                                    2.90      03/15/08    1,000,000        968,440
   Merck & Co., Inc.                                  2.50      03/30/07    1,825,000      1,800,636
   Pfizer Inc.                                        2.50      03/15/07    2,100,000      2,073,794
                                                                                        ------------
      Total Healthcare                                                                     6,456,704
                                                                                        ------------
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment
   Cisco Systems Inc.                                 5.25      02/22/11      450,000        451,894
   GTECH Holdings Corp.                               4.75      10/15/10      305,000        306,327
                                                                                        ------------
      Total Information Technology                                                           758,221
                                                                                        ------------

SHORT-TERM BOND FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2006
(UNAUDITED)

                                                     Interest   Maturity      Face
                                                       Rate       Date       Amount         Value
                                                     --------   --------   ----------   ------------
CORPORATE BONDS - CONTINUED
TRANSPORTATION - 3.2%
Airlines
   Southwest Airlines Co.                              5.50%    11/01/06   $3,855,000   $  3,856,873
   Southwest Airlines Co.                              6.13     11/01/06      595,000        595,429
Railroad
   Burlington Northern Santa Fe Railway Co.            4.58     01/15/21      456,455        441,322
   CSX Transportation Inc.                             7.03     08/15/07      375,000        379,376
   Union Tank Car Co.                                  6.35     03/17/08      110,000        111,502
   Union Tank Car Co.                                  6.50     04/15/08      102,886        103,906
   Union Tank Car Co.                                  7.45     06/01/09      180,000        191,169
   Union Tank Car Co.                                  6.79     05/01/10      350,000        369,452
   Union Tank Car Co.                                  6.57     01/02/14      305,034        319,340
Services
   United Parcel Services                              4.00     12/15/09      100,000         97,062
                                                                                        ------------
      Total Transportation                                                                 6,465,431
                                                                                        ------------
UTILITIES - 8.6%
Electric & Gas
   Cleco Corp.                                         7.00     05/01/08      375,000        380,737
   Colonial Pipeline Co. (b)                           7.45     08/15/07      500,000        509,045
   Commonwealth Edison Co.                             7.63     01/15/07      750,000        754,067
   Consumers Energy Co.                                6.38     02/01/08    1,250,000      1,264,961
   Indiana Michigan Power Co.                          6.13     12/15/06      100,000        100,134
   Michigan Consolidated  Gas Co.                      7.06     05/01/12      325,000        346,907
   Potomac Electric Power Co.                          6.25     10/15/07      250,000        252,049
   PPL Electric Utilities Corp.                        5.88     08/15/07      635,000        637,894
   Public Service Electric & Gas Co.                   6.38     05/01/08      300,000        304,937
   Public Service Electric & Gas Co.                   6.38     05/01/08      225,000        228,363
   Southern California Gas Co.                         4.80     10/01/12      165,000        161,780
   Washington Gas Light Co.                            6.51     08/18/08      350,000        357,736
Telephone
   Bell Atlantic Financial Services Inc.               7.60     03/15/07    3,085,000      3,114,076
   GTE California Inc.                                 7.65     03/15/07    2,650,000      2,675,562
   GTE California Inc.                                 7.00     05/01/08      750,000        765,586
   GTE Northwest Inc.                                  5.55     10/15/08      250,000        250,142
   New England Telephone & Telegraph Co.               7.65     06/15/07      400,000        405,840
   NYNEX Corp.                                         9.55     05/01/10       52,101         55,421
   Pacific Bell                                        6.13     02/15/08      650,000        655,988
   SBC Communications Capital Corp.                    6.60     11/27/06    1,250,000      1,252,075
   SBC Communications Capital Corp.                    7.00     10/01/12      450,000        460,114
   Southwestern Bell Telephone Co.                     7.60     04/26/07      680,000        687,648
   Southwestern Bell Telephone Co.                     6.63     07/15/07      250,000        252,247
   Verizon Pennsylvania Inc.                           5.65     11/15/11    1,350,000      1,351,744
                                                                                        ------------
      Total Utilities                                                                     17,225,053
                                                                                        ------------
      Total Corporate Bonds (Cost $77,232,109)                                            77,028,266
                                                                                        ------------
YANKEE BONDS (12.2% of portfolio)
Atlas Copco AB (b)                                     6.50     04/01/08      100,000        101,571
Bayerische Landesbank                                  3.75(d)  07/22/11      950,000        907,630
BNP Paribas                                            0.00(a)  08/06/07      710,000        678,512
BP Canada Finance Co.                                  3.38     10/31/07    1,450,000      1,420,308
BP Capital Markets PLC                                 2.75     12/29/06    1,400,000      1,391,419
Canadian National Railway Co.                          7.52     01/03/10    1,107,470      1,125,366
Diageo Finance BV                                      3.00     12/15/06      145,000        144,317
European Investment Bank                               2.70     04/20/07      700,000        690,898
European Investment Bank                               4.25(d)  05/18/11    1,780,000      1,745,674
Glaxosmithkline Capital PLC                            2.38     04/16/07      600,000        590,165
HBOS Treasury Services PLC (b)                         4.00     09/15/09      675,000        653,345
Hydro-Quebec                                           6.27     01/03/26       80,000         88,198

SHORT-TERM BOND FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2006
(UNAUDITED)

                                                     Interest   Maturity      Face
                                                       Rate       Date       Amount         Value
                                                     --------   --------   ----------   ------------
YANKEE BONDS - CONTINUED
Inter American Development Bank                       0.00%(c)  12/16/06   $  925,000   $    915,490
International Bank for Reconstruction and
   Development                                        0.00(c)   02/15/08      100,000         93,124
International Bank for Reconstruction and
   Development                                        0.00(c)   01/23/09    1,060,800        942,669
International Bank for Reconstruction and
   Development                                        3.00(d)   04/29/09      375,000        363,872
International Bank for Reconstruction and
   Development                                        3.50(d)   11/08/09      300,000        293,133
International Bank for Reconstruction and
   Development                                        4.35(d)   04/29/10      600,000        595,739
International Bank for Reconstruction and
   Development                                        3.75(d)   05/28/10      885,000        866,905
International Bank for Reconstruction and
   Development                                        0.00(c)   01/15/11      875,000        707,190
International Bank for Reconstruction and
   Development                                        3.50(d)   03/03/11      250,000        244,541
International Bank for Reconstruction and
   Development                                        0.00(c)   04/15/11      250,000        200,270
International Bank for Reconstruction and
   Development                                        0.00(c)   10/15/11      250,000        196,422
International Bank for Reconstruction and
   Development                                        3.50(d)   07/03/13      605,000        572,485
International Multifoods Corp.                        6.60      11/13/09      250,000        258,628
IXIS Corp. & Investment Bank                          3.00(d)   10/29/07      370,000        362,804
IXIS Corp. & Investment Bank                          4.25(d)   03/04/10      250,000        245,093
KFW                                                   3.25      09/21/07    1,220,000      1,196,395
KFW                                                   4.38(d)   01/13/11    1,160,000      1,137,238
LLOYDS Bank PLC                                       3.75(d)   11/28/08      400,000        393,508
Nestle Holding Inc.                                   3.25(d)   03/31/09    1,882,000      1,804,078
Ontario Province of Canada                            3.28      03/28/08      940,000        914,195
Rabobank Nederland                                    4.63(d)   08/25/08      375,000        371,580
Rabobank Nederland                                    4.00(d)   11/12/08      260,000        253,031
Rabobank Nederland                                    4.50(d)   05/06/11      200,000        194,892
Royal Bank of Scotland PLC                            4.25(d)   10/30/09      350,000        340,543
Shell International Finance BV                        5.63      06/27/11    1,100,000      1,126,272
UBS AG Jersey                                         4.00      06/14/07      400,000        396,832
UBS AG Jersey                                         4.00      07/13/07      125,000        123,409
                                                                                        ------------
      Total Yankee Bonds (Cost $24,753,315)                                               24,647,741
                                                                                        ------------
ASSET BACKED SECURITIES (8.6% of portfolio)
ACLC Franchise Loan Receivables Trust 97-A (b)        5.78(a)   09/17/12       43,545         43,715
ACLC Franchise Loan Receivables Trust 97-B (b)        6.73      04/15/14    1,027,665      1,013,394
Americredit Automobile Receivables Trust 02-C         3.55      02/12/09      363,263        360,420
Americredit Automobile Receivables Trust 03-AM        3.10      11/06/09       48,463         47,990
Americredit Automobile Receivables Trust 05-AX        3.93      10/06/11    2,100,000      2,064,456
Atlantic City Electric Transition Funding LLC 03-1    2.89      07/20/11      638,475        619,287
Bay View Auto Trust 05-LJ2                            4.41      07/25/10    1,500,000      1,489,366
Capital Auto Receivable Asset Trust 06-SN1A (b)       5.40      01/20/09      775,000        776,697
Capital One Auto Finance Trust 04-B                   2.96      04/15/09      504,163        502,257
Capital One Master Trust 01-8                         4.60      08/17/09      155,000        154,973
CIT RV Trust 99-A                                     6.24      08/15/15      166,825        167,045
CNH Equipment Trust 04-A                              2.94      10/15/08      666,907        659,934
CPS Auto Trust 06-C (b)                               5.31      03/15/10      125,000        124,976
Drive Auto Receivables Trust 05-2 (b)                 4.12      01/15/10      809,231        803,480
Drive Auto Receivables Trust 05-3 (b)                 4.99      10/15/10    1,125,000      1,120,181
Drive Auto Receivables Trust 06-1 (b)                 5.54(d)   12/16/13      650,000        657,421
DVI Receivables Corp. 00-2                            7.12      11/12/08      175,396        172,204
DVI Receivables Corp. 01-2                            3.52      07/11/08      468,440        356,014
DVI Receivables Corp. 02-1                            4.57      06/11/10      270,123        162,074
DVI Receivables Corp. 03-1                            5.83(a)   03/14/11    1,099,870        934,889
Great America Leasing Receivables 05-1 (b)            4.82      03/20/09      250,000        248,504
HPSC Equipment Receivables 03-1A (b)                  6.08(a)   03/20/10      618,666        620,961
LAI Vehicle Lease Securitization Trust 04-A (b)       3.41      12/15/10      437,043        429,853
Marriott Vacation Club Owners Trust 06-1A (b)         5.74      04/20/28      380,218        385,288
MMCA Automobile Trust 02-4                            3.05      11/16/09       29,237         29,160
Peachtree Franchise Loan, LLC 99-A (b)                6.68      01/15/21      125,300        126,001
Prestige Auto Receivables 04-1A (b)                   3.69      06/15/11      790,798        782,519
Prestige Auto Receivables 05-1A (b)                   4.37      06/15/12      425,000        419,726
Prestige Auto Receivables 06-1A (b)                   5.25      06/17/13      250,000        251,095

SHORT-TERM BOND FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2006
(UNAUDITED)

                                                     Interest   Maturity      Face
                                                       Rate       Date       Amount         Value
                                                     --------   --------   ----------   ------------
ASSET BACKED SECURITIES - CONTINUED
Small Business Administration 99-10B                   6.00%    03/01/09   $   17,864   $     17,984
Small Business Administration 02-20K                   5.08     11/01/22      280,851        279,594
Small Business Administration 03-10B                   3.39     03/01/13      256,365        244,151
Small Business Administration 03-P10B                  5.14     08/10/13      215,433        215,081
Small Business Administration 05-10E                   4.54     09/01/15      229,373        224,904
Susquehanna Auto Lease Trust 06-1 (b)                  5.20     05/14/08      675,000        674,474
Union Acceptance Corp. 02-A                            5.09     07/08/08        3,649          3,649
                                                                                        ------------
   Total Asset Backed Securities
      (Cost $17,639,959)                                                                  17,183,717
                                                                                        ------------

MORTGAGE BACKED SECURITIES (17.0% of portfolio)
American Business Financial Services 02-1              6.51     12/15/32      160,076        161,500
Ameriquest Mortgage Securities Inc. 04-IA1             5.98(a)  09/25/34      782,699        783,888
Amresco Residential Securities 98-1                    7.57     10/25/27      168,242        174,849
Banc America Mortgage Securities Inc. 04-F             4.15(a)  07/25/34      814,281        794,677
Banc America Mortgage Securities Inc. 05-A1            5.00     02/25/20      197,918        196,147
Bear Stearns Adjustable Rate Mortgage 04-10            4.66(a)  01/25/35    1,122,814      1,109,385
Bear Stearns Adjustable Rate Mortgage 05-12            5.47(a)  02/25/36      191,062        188,675
Chase Mortgage Finance Corp. 03-S2                     5.00     03/25/18       64,789         63,986
Chaseflex Trust 05-2                                   6.00     06/25/35      323,510        323,930
CITICORP Mortgage Securities, Inc. 88-11               6.21(a)  08/25/18       87,618         86,872
CITICORP Mortgage Securities, Inc. 88-17               6.29(a)  11/25/18       97,583         97,041
CMO Trust 17                                           7.25     04/20/18        3,627          3,631
Conseco Finance Securitizations Corp. 01-2             6.60     02/01/33      433,585        446,445
Contimortgage Home Equity Loan Trust 95-2              8.10     08/15/25      126,967        130,751
Countrywide Alternative Loan Trust 04-24CB             6.00     11/25/34      208,886        208,430
Countrywide Alternative Loan Trust 05-11CB             5.50     06/25/35      821,191        813,983
Countrywide Home Loans 02-32                           5.83(a)  01/25/33        9,681          9,685
Countrywide Home Loans 03-49                           4.59(a)  12/19/33      173,937        167,360
Countrywide Home Loans 03-56                           4.49     12/25/33      250,000        244,703
Countrywide Home Loans 03-J13                          5.25     01/25/24      951,888        945,404
Credit Suisse First Boston Mortgage 03-21              4.75     08/25/18      559,951        546,101
Credit Suisse First Boston Mortgage 03-21              6.83(a)  09/25/33       51,508         52,178
Credit Suisse First Boston Mortgage 04-AR3             4.73(a)  04/25/34       95,476         94,687
Credit Suisse First Boston Mortgage 05-10              5.25     11/25/20      974,223        970,499
DLJ Mortgage Acceptance Corp. 91-3                     6.17(a)  02/20/21       87,585         87,312
FHLMC 2419                                             5.50     03/15/17        8,729          8,814
FHLMC 2586                                             3.50     12/15/32      374,519        369,136
FHLMC 2649                                             4.50     07/15/18      694,627        661,717
FHLMC 780754                                           4.68(a)  08/01/33       74,413         72,151
FHLMC M80833                                           4.00     08/01/10      456,381        439,568
FHLMC M80848                                           3.00     07/01/10      365,727        343,011
First Alliance Mortgage Loan Trust 94-1                5.85     04/25/25       48,437         48,269
First Alliance Mortgage Loan Trust 94-2                7.63     07/25/25       53,544         53,364
First Alliance Mortgage Loan Trust 94-3                7.83     10/25/25        2,325          2,315
FNMA 93-170                                            5.03(a)  09/25/08        2,626          2,606
FNMA 03-05                                             4.25     08/25/22      279,346        269,273
FNMA 03-38                                             5.00     03/25/23      286,248        282,258
FNMA 03-81                                             4.75     09/25/18      284,495        268,983
FNMA 03-86                                             4.50     09/25/18      501,337        476,228
FNMA 04-34                                             5.50     05/25/19      495,205        491,850
FNMA 05-14                                             5.63(a)  03/25/35       98,852         97,529
GMACM 05-AR3                                           4.85(a)  06/19/35      487,113        482,883
GMACM 05-HE2                                           4.62     11/25/35      360,000        355,966
GNMA 02-69                                             5.68(a)  06/20/28       50,999         51,063
GNMA 02-88                                             5.00     05/16/31      123,769        121,956
GNMA 03-11                                             4.00     10/17/29      566,901        537,360
GNMA 03-12                                             4.50     02/20/32      174,847        169,410
GNMA 03-26                                             5.78(a)  04/16/33       74,490         74,381
GNMA 04-17                                             4.50     12/20/33       79,546         76,258

SHORT-TERM BOND FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2006
(UNAUDITED)

                                                     Interest   Maturity      Face
                                                       Rate       Date       Amount         Value
                                                     --------   --------   ----------   ------------
MORTGAGE BACKED SECURITIES - CONTINUED
GNMA 06-36                                             6.00%    02/20/21   $  246,520   $    248,783
GNMA 583189                                            4.50     02/20/17       82,231         79,606
Green Tree Financial Corp. 98-3                        6.22     03/01/30      382,518        385,816
GS Mortgage Securities Corp. 03-3F                     5.00     04/25/33      150,881        149,019
GS Mortgage Securities Corp. 03-10                     4.94(a)  10/25/33      636,972        622,774
Impac CMB Trust 04-3                                   3.58     06/25/34      470,000        466,217
JP Morgan Mortgage Trust 04-A3                         4.98(a)  07/25/34      531,978        520,304
LB-UBS Commercial Mortgage Trust 02-C2                 3.83     06/15/26       83,606         83,400
Lehman ABS Manufactured Housing Contract 01-B          4.35     05/15/14      291,477        278,756
Master Adjustable Rate Mortgages Trust 05-1            5.26(a)  01/25/35      160,638        160,350
Master Alternative Loans Trust 03-5                    6.00     08/25/33      176,024        174,432
Master Assets Securitization Trust 03-6                5.00     07/25/18      141,934        140,249
Morgan Stanley Capital Inc. 04-1                       5.00     11/25/18      446,938        431,373
New Century Home Equity Loan Trust 97-NC5              6.70     10/25/28        3,305          3,291
Oakwood Mortgage Investors, Inc. 99-D                  7.84     11/15/29      614,332        542,071
Oakwood Mortgage Investors, Inc. 02-A                  5.58(a)  09/15/14      404,583        365,303
Popular ABS Mortgage Pass-Through Trust 2005-05        5.10     11/25/35      140,551        139,694
Residential Accredit Loans, Inc. 02-QS9                5.93(a)  07/25/32       24,890         24,896
Residential Accredit Loans, Inc. 05-QS5                5.70     04/25/35      169,778        168,818
Residential Asset Securitization Trust 04-A3           5.25     06/25/34      136,274        128,189
Residential Asset Securitization Trust 04-A4           5.50     08/25/34       39,192         38,717
Residential Asset Securitization Trust 05-A14          5.50     12/25/35      588,896        584,384
Residential Funding Mortgage Securities,
   Inc. 03-S11                                         3.50     06/25/18      263,696        255,351
Residential Funding Mortgage Securities,
   Inc. 03-S15                                         4.50     08/25/18      399,788        383,057
Ryland Acceptance Corp. 64 E                           3.50(a)  04/01/18      110,089        103,136
Salomon Brothers Mortgage Securities 97-LB6            6.82     12/25/27          258            257
Structured Adjustable Rate Mortgage Loan 04-8          4.69(a)  07/25/34      700,000        680,499
Structured Adjustable Rate Mortgage Loan 04-3 AC       4.94(a)  03/25/34       59,162         58,859
Structured Adjustable Rate Mortgage Loan 04-18         5.00(a)  12/25/34      415,643        418,729
Structured Adjustable Rate Mortgage Loan 06-1          5.62(a)  02/25/36      626,536        621,547
Structured Asset Securities Corp. 98-RF1 (b)           8.73(a)  04/15/27      102,730        103,107
Structured Asset Securities Corp. 03-8                 5.00     04/25/33       92,203         91,166
Structured Asset Securities Corp. 04-3AC               5.57(a)  03/25/24      682,457        683,395
Structured Mortgage Asset Residential Trust 92-10A     7.50     11/25/08        6,285          6,276
UCFC Manufactured Housing Contract 98-2                6.16     08/15/19    1,725,359      1,714,172
Vanderbilt Mortgage & Finance 03-A                     5.98(a)  05/07/26    1,050,126      1,057,418
Wachovia Mortgage Loan Trust 06-A                      5.24(a)  05/20/36      640,218        634,763
Washington Mutual Mortgage Securities Corp.
   03-AR10                                             4.06(a)  10/25/33      949,965        940,682
Washington Mutual Mortgage Securities Corp.
   03-AR11                                             3.99(a)  10/25/33    1,075,000      1,048,090
Washington Mutual Mortgage Securities Corp.
   05-AR7                                              4.93(a)  08/25/35      791,458        781,600
Washington Mutual Mortgage Securities Corp.
   05-AR12                                             4.84(a)  10/25/35       85,323         84,195
Wells Fargo Mortgage Backed Securities 03-17           5.00     01/25/34      567,684        558,797
Wells Fargo Mortgage Backed Securities 03-6            5.00     06/25/18      106,478        103,882
Wells Fargo Mortgage Backed Securities 04-B            4.95(a)  02/25/34      170,464        166,873
Wells Fargo Mortgage Backed Securities 04-E            4.88(a)  05/25/34      273,713        267,848
Wells Fargo Mortgage Backed Securities 04-F            4.73(a)  06/25/34    1,137,540      1,093,767
Wells Fargo Mortgage Backed Securities 04-K            4.73(a)  07/25/34      419,225        408,387
Wells Fargo Mortgage Backed Securities 04-K            4.73(a)  07/25/34      887,246        858,411
Wells Fargo Mortgage Backed Securities 05-AR15         5.11(a)  09/25/35      866,202        853,313
                                                                                        ------------
   Total Mortgage Backed Securities
      (Cost $35,576,644)                                                                  34,172,487
                                                                                        ------------

MUNICIPAL BONDS (2.7% of portfolio)
Chicago Illinois Public Building Commission            7.00     01/01/07      400,000        401,748
Chicago Illinois Public Building Commission            7.13     01/01/10      250,000        265,768
Energy Acquisition Corp. II Ohio                       4.49     02/15/08    1,125,000      1,114,841
Fiscal Year 2005 Securitization Corp. New York         3.51     10/01/12      820,000        793,826
Harrisburg PA Authority                                3.09(a)  11/01/22    2,250,000      2,247,008
St Charles County Missouri Public Arena Authority      7.02     09/15/18      610,000        637,718
                                                                                        ------------
   Total Municipal Bonds (Cost $5,509,727)                                                 5,460,909
                                                                                        ------------

SHORT-TERM BOND FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2006
(UNAUDITED)

                                                     Interest   Maturity      Face
                                                       Rate       Date       Amount         Value
                                                     --------   --------   ----------   ------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (20.7% of portfolio)
Federal Agriculture Mortgage Corp.                     7.89%    11/27/06   $  110,000   $    110,417
Federal Farm Credit Bank                               2.20     10/03/06    1,200,000      1,199,894
Federal Farm Credit Bank                               2.30     12/11/06      800,000        795,389
Federal Farm Credit Bank                               3.24     03/17/08      250,000        243,788
Federal Farm Credit Bank                               3.84     09/24/08      200,000        195,576
Federal Farm Credit Bank                               3.92     10/27/08      700,000        684,964
Federal Farm Credit Bank                               4.38     05/21/13      100,000         95,776
Federal Farm Credit Bank                               5.22     10/20/14      250,000        245,292
Federal Home Loan Bank                                 3.00     10/20/06      750,000        749,111
Federal Home Loan Bank                                 2.31     12/22/06      135,000        134,113
Federal Home Loan Bank                                 4.52(a)  08/24/07      650,000        649,000
Federal Home Loan Bank                                 3.80     11/13/07    1,250,000      1,232,466
Federal Home Loan Bank                                 3.65     12/03/07      750,000        737,816
Federal Home Loan Bank                                 3.25(d)  12/26/07      750,000        737,182
Federal Home Loan Bank                                 3.50     05/19/08      775,000        756,843
Federal Home Loan Bank                                 2.88     06/30/08      250,000        241,192
Federal Home Loan Bank                                 4.10     11/05/08    1,250,000      1,226,884
Federal Home Loan Bank                                 3.83     11/28/08    1,350,000      1,317,708
Federal Home Loan Bank                                 4.00(d)  04/22/11      100,000         97,619
Federal Home Loan Bank                                 4.71     10/25/12      150,000        146,055
Federal Home Loan Bank                                 4.85     05/28/13      105,000        102,408
Federal Home Loan Bank                                 4.30     06/10/13      100,000         95,416
Federal Home Loan Bank                                 4.54     07/23/13      100,000         96,321
Federal Home Loan Mortgage Corp. (e)                   2.63     11/28/06    1,100,000      1,095,379
Federal Home Loan Mortgage Corp. (e)                   2.25     12/26/06    1,250,000      1,241,121
Federal Home Loan Mortgage Corp. (e)                   3.00     04/30/07    1,375,000      1,357,274
Federal Home Loan Mortgage Corp. (e)                   4.50     05/17/07      175,000        174,170
Federal Home Loan Mortgage Corp. (e)                   3.75     01/28/08    1,900,000      1,868,663
Federal Home Loan Mortgage Corp. (e)                   3.75(d)  02/15/09      115,000        113,060
Federal Home Loan Mortgage Corp. (e)                   4.55(d)  12/15/09      250,000        249,040
Federal Home Loan Mortgage Corp. (e)                   4.00     02/15/10      340,000        329,655
Federal Home Loan Mortgage Corp. (e)                   4.00     10/15/11      100,000         95,592
Federal Home Loan Mortgage Corp. (e)                   4.80     04/02/13      100,000         97,353
Federal Home Loan Mortgage Corp. (e)                   4.88     04/30/13      198,000        193,508
Federal Home Loan Mortgage Corp. (e)                   4.35     06/03/13      100,000         95,760
Federal Home Loan Mortgage Corp. (e)                   5.00     06/17/13      100,000         97,756
Federal Home Loan Mortgage Corp. (e)                   4.40     06/19/13      100,000         95,918
Federal Home Loan Mortgage Corp. (e)                   4.50     07/16/13      140,000        134,516
Federal Home Loan Mortgage Corp. (e)                   4.25     07/23/13      170,000        161,778
Federal National Mortgage Assn. (e)                    2.80     11/13/06    1,200,000      1,196,526
Federal National Mortgage Assn. (e)                    3.50     03/29/07      100,000         99,132
Federal National Mortgage Assn. (e)                    2.60     03/30/07    1,950,000      1,924,237
Federal National Mortgage Assn. (e)                    4.18     08/27/09      250,000        244,529
Federal National Mortgage Assn. (e)                    4.13     09/02/09      250,000        244,192
Federal National Mortgage Assn. (e)                    4.00(d)  11/24/09      265,000        261,775
Federal National Mortgage Assn. (e)                    3.63(d)  12/28/09      100,000         99,459
Federal National Mortgage Assn. (e)                    4.50     01/21/10      150,000        147,475
Federal National Mortgage Assn. (e)                    4.38(d)  03/22/10      250,000        248,619
Federal National Mortgage Assn. (e)                    4.00     05/24/10      100,000         96,806
Federal National Mortgage Assn. (e)                    4.00     08/13/10      104,000        100,485
Federal National Mortgage Assn. (e)                    4.00     03/04/11      105,000        100,953
Federal National Mortgage Assn. (e)                    4.28     03/30/11      100,000         96,990
Federal National Mortgage Assn. (e)                    3.50     12/14/11      100,000         93,389
Federal National Mortgage Assn. (e)                    4.50     12/16/11      100,000         97,214
Federal National Mortgage Assn. (e)                    5.00     02/13/12      110,000        108,391
Federal National Mortgage Assn. (e)                    5.05     02/27/12      100,000         98,625
Federal National Mortgage Assn. (e)                    3.50     06/28/12      100,000         92,728
Federal National Mortgage Assn. (e)                    4.00     07/16/12      150,000        142,309
Federal National Mortgage Assn. (e)                    4.00     10/01/12      152,000        143,866

SHORT-TERM BOND FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2006
(UNAUDITED)

                                                     Interest   Maturity      Face
                                                       Rate       Date       Amount         Value
                                                     --------   --------   ----------   ------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - CONTINUED
Federal National Mortgage Assn. (e)                    5.00%    11/15/12   $  100,000   $     98,198
Federal National Mortgage Assn. (e)                    4.85     05/21/13      100,000         97,542
Federal National Mortgage Assn. (e)                    4.30     06/17/13      200,000        190,904
Federal National Mortgage Assn. (e)                    4.35     07/02/13      100,000         95,644
Federal National Mortgage Assn. (e)                    4.00     07/09/13      100,000         94,000
Federal National Mortgage Assn. (e)                    4.00     07/15/13      370,000        347,702
Federal National Mortgage Assn. (e)                    4.20(d)  12/26/13      400,000        398,937
Government Trust Certificate (Sri Lanka Trust)         5.56(a)  06/15/12      300,000        299,997
Overseas Private Investment Corp.                      0.00(f)  12/16/06    1,307,914      1,385,630
Overseas Private Investment Corp.                      0.00(f)  05/27/08      500,000        543,050
Overseas Private Investment Corp.                      4.10     11/15/14      779,680        751,050
Tennessee Valley Authority                             3.30     01/15/08      375,000        365,237
Tennessee Valley Authority                             2.45     05/15/08      650,000        623,011
Tennessee Valley Authority                             4.50     10/15/13      100,000         95,846
U.S. Department of Housing & Urban Div.                7.50     08/01/11      180,000        191,696
U.S. Department of Housing & Urban Div.                6.07     08/01/21      115,000        117,461
U.S. Treasury Note                                     2.63     11/15/06    2,775,000      2,767,305
U.S. Treasury Note                                     3.00     11/15/07    1,150,000      1,126,641
U.S. Treasury Note                                     2.63     05/15/08    3,000,000      2,901,798
U.S. Treasury Note                                     3.75     05/15/08      550,000        541,428
U.S. Treasury Note                                     4.38     11/15/08      550,000        546,584
U.S. Treasury Note                                     4.50     02/15/09    3,175,000      3,163,713
                                                                                        ------------
   Total U.S. Government and Agency Obligations
      (Cost $42,006,104)                                                                  41,672,847
                                                                                        ------------

COMMERCIAL PAPER (0.6% of portfolio)
UBS Americas Inc.                                      5.34     10/02/06    1,260,000      1,259,813
                                                                                        ------------
      Total Commercial Paper (Cost $1,259,813)                                             1,259,813
                                                                                        ------------

MONEY MARKET ACCOUNTS (less than 0.1% of portfolio)
SSgA Money Market Fund                                 4.93(g)                    568            568
SSgA Prime Money Market Fund                           5.15(g)                      1              1
                                                                                        ------------
      Total Money Market Accounts (Cost $569)                                                    569
                                                                                        ------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $202,978,240) - 100%                                                           $201,426,349
                                                                                        ============

----------
(a)  Variable coupon rate as of September 30, 2006.

(b) 144A security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total of such securities at period-end amounts to $19,911,025 and represents 9.9% of total investments.

(c)  Zero coupon security, purchased at a discount.

(d) Step coupon security, the current rate may be adjusted upwards before maturity date.

(e) The issuer is a publicly traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

(f)  Zero coupon security, security accretes to a premium price at maturity.

(g)  7-day yield at September 30, 2006.

  For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.

STOCK INDEX FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2006
(Unaudited)

                                                         COST          VALUE
                                                     -----------   -------------
Investment in State Street Equity 500 Index
   Portfolio                                         $52,618,635   $52,597,764

Substantially all the assets of the Stock Index Fund are invested in the State Street Equity 500 Index Portfolio managed by SSgA. As of September 30, 2006 the Stock Index Fund's ownership interest in the State Street Equity 500 Index Portfolio was 2.03%.

  For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.

VALUE FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2006
(UNAUDITED)

                                                         Shares         Value
                                                      -----------   ------------
COMMON STOCKS (90.8% of portfolio)
CONSUMER DISCRETIONARY - 3.4%
Auto Components
   Cooper Tire & Rubber Co.                               808,100   $  8,129,486
Restaurants
   Wendy's International, Inc.                            171,200     11,470,400
                                                                    ------------
      Total Consumer Discretionary                                    19,599,886
                                                                    ------------
CONSUMER STAPLES - 3.4%
Food Products
   Dean Foods Co. (a)                                     302,300     12,702,646
   J.M. Smucker Co.                                       148,853      7,137,501
                                                                    ------------
      Total Consumer Staples                                          19,840,147
                                                                    ------------
ENERGY - 9.6%
Energy Equipment & Services
   Baker Hughes, Inc.                                     127,000      8,661,400
Oil & Gas
   BP PLC ADR                                               6,352        416,564
   Chevron Corp.                                          200,000     12,972,000
   ConocoPhillips                                         226,000     13,453,780
   Marathon Oil Corp.                                     264,000     20,301,600
                                                                    ------------
      Total Energy                                                    55,805,344
                                                                    ------------
FINANCIALS - 23.7%
Commercial Banks
   Bank of America Corp.                                  230,200     12,331,814
   Commerce Bancshares, Inc.                               22,370      1,131,251
   Fifth Third Bancorp                                    429,000     16,336,320
Diversified Financial Services
   CIT Group Inc.                                         241,000     11,719,830
   Citigroup, Inc.                                        340,100     16,892,767
   Genworth Financial, Inc.                               414,000     14,494,140
   JPMorgan Chase & Co.                                   402,600     18,906,096
Thrifts & Mortgage Finance
   Washington Mutual, Inc.                                132,552      5,762,035
Insurance
   Allstate Corp.                                         140,000      8,782,200
   Chubb Corp.                                            222,000     11,535,120
   Principal Financial Group                              142,800      7,751,184
   UnumProvident Corp.                                    646,900     12,543,391
                                                                    ------------
      Total Financials                                               138,186,148
                                                                    ------------
HEALTHCARE - 17.1%
Healthcare Providers & Services
   HCA Corp.                                              260,000     12,971,400
Healthcare Equipment & Supplies
   Hospira Inc. (a)                                       264,200     10,110,934
Pharmaceuticals
   Abbott Laboratories                                    399,000     19,375,440
   Bristol-Myers Squibb Co.                               829,700     20,676,124
   GlaxoSmithKline plc                                    332,000     17,672,360
   Schering-Plough Corp.                                  850,000     18,776,500
                                                                    ------------
      Total Healthcare                                                99,582,758
                                                                    ------------

VALUE FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2006
(UNAUDITED)

                                                        Shares/
                                                      Face Amount       Value
                                                      -----------   ------------
COMMON STOCKS - CONTINUED
INDUSTRIALS - 18.1%
Airlines
   Southwest Airlines Co.                               1,023,000   $ 17,043,180
Commercial Services & Supplies
   Avery Dennison Corp.                                   203,900     12,268,663
   R.R. Donnelley & Sons Co.                              121,700      4,011,232
Industrial Conglomerates
   Honeywell International Inc.                           145,000      5,930,500
   Parker Hannifin Corp.                                  210,975     16,399,087
   Tyco International Ltd.                                659,400     18,456,606
Machinery
   Flowserve Corp. (a)                                    290,000     14,671,100
Distributors
   Applied Industrial Technologies, Inc.                  130,500      3,184,200
   Genuine Parts Co.                                      315,400     13,603,202
                                                                    ------------
      Total Industrials                                              105,567,770
                                                                    ------------
INFORMATION TECHNOLOGY - 4.3%
Computers & Peripherals
   Dell Inc.                                              471,000     10,757,640
   Hewlett-Packard Co.                                    254,000      9,319,260
Office Electronics
   IKON Office Solutions, Inc.                            383,570      5,155,181
                                                                    ------------
      Total Information Technology                                    25,232,081
                                                                    ------------
MATERIALS - 7.1%
Chemicals
   Dow Chemical Co.                                       474,000     18,476,520
Containers & Packaging
   Bemis Co., Inc.                                        433,600     14,248,096
   Pactiv Corp. (a)                                       301,200      8,560,104
                                                                    ------------
      Total Materials                                                 41,284,720
                                                                    ------------
UTILITIES - 4.1%
Gas Utilities
   El Paso Corp.                                          701,664      9,570,697
Multi-Utilities
   Questar Corp.                                          175,500     14,350,635
                                                                    ------------
      Total Utilities                                                 23,921,332
                                                                    ------------
      Total Common Stocks (Cost $324,480,906)                        529,020,186
                                                                    ------------
COMMERCIAL PAPER (9.2% of portfolio)
American General Finance Corp., 5.22%, due 10/04/06   $17,000,000     16,992,605
Prudential Funding Corp., 5.21%, due 10/11/06          15,000,000     14,978,292
UBS Americas Inc., 5.34%, due 10/02/06                 21,370,000     21,366,830
                                                                    ------------
      Total Commercial Paper (Cost $53,337,727)                       53,337,727
                                                                    ------------

VALUE FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2006
(UNAUDITED)

                                                         Shares         Value
                                                      -----------   ------------
MONEY MARKET ACCOUNTS (less than 0.1% of
   portfolio)
SSgA Money Market Fund, 4.93%(b)                              649   $        649
SSgA Prime Money Market Fund, 5.15%(b)                          1              1
                                                                    ------------
      Total Money Market Accounts (Cost $650)                                650
                                                                    ------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $377,819,283) - 100%                                       $582,358,563
                                                                    ============

----------
(a)  Non-income producing.

(b)  7-day yield at September 30, 2006.

ADR - American Depository Receipt

  For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.

SMALL-COMPANY STOCK FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2006
(UNAUDITED)

                                                         Shares         Value
                                                      -----------   ------------
COMMON STOCKS  (89.3% of portfolio)
CONSUMER DISCRETIONARY - 14.8%
Auto Components
   Cooper Tire & Rubber Co.                               80,700    $    811,842
Restaurants
   CBRL Group, Inc.                                       34,100       1,378,663
   O'Charley's Inc. (a)                                   89,300       1,694,021
Household Durables
   La-Z-Boy Inc.                                         119,000       1,661,240
Specialty Retail
   Claire's Stores, Inc.                                  67,000       1,953,720
   Hancock Fabrics, Inc.                                 339,700         974,939
                                                                    ------------
      Total Consumer Discretionary                                     8,474,425
                                                                    ------------
CONSUMER STAPLES - 3.3%
Food Products
   J.M. Smucker Co.                                       15,868         760,871
   Reddy Ice Holdings, Inc.                                3,000          72,600
Personal Products
   Alberto-Culver Co. (Class A)                           21,000       1,062,390
                                                                    ------------
      Total Consumer Staples                                           1,895,861
                                                                    ------------
ENERGY - 5.4%
Energy Equipment & Services
   Helmerich & Payne, Inc.                                75,000       1,727,250
Oil & Gas
   Cimarex Energy Co. (a)                                 39,400       1,386,486
                                                                    ------------
      Total Energy                                                     3,113,736
                                                                    ------------
FINANCIALS - 20.4%
Commercial Banks
   Astoria Financial Corp.                                30,000         924,600
   Carolina National Corp. (a)                            62,200       1,181,178
   Citizens Banking Corp.                                 67,700       1,777,802
   City Bank (Lynnwood WA)                                29,800       1,401,494
   Middleburg Financial Corp.                             20,000         686,800
   National Bankshares, Inc. (Virginia)                   86,000       1,960,800
   Southcoast Financial Corp. (a)                         41,700         886,125
   Valley National Bancorp                                62,368       1,594,750
Diversified Financial Services
   Asset Acceptance Capital Corp. (a)                     77,500       1,259,375
                                                                    ------------
      Total Financials                                                11,672,924
                                                                    ------------
HEALTHCARE - 2.3%
Healthcare Providers & Services
   Triad Hospitals, Inc. (a)                              29,600       1,303,288
                                                                    ------------
      Total Healthcare                                                 1,303,288
                                                                    ------------
INDUSTRIALS - 21.6%
Aerospace & Defense
   Triumph Group, Inc. (a)                                23,900       1,012,165
Industrial Conglomerates
   Carlisle Companies, Inc.                               19,000       1,597,900
   CLARCOR Inc.                                           16,200         493,938
   Standex International Corp.                            19,500         543,660
Machinery
   Flowserve Corp. (a)                                    58,500       2,959,515

SMALL-COMPANY STOCK FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2006
(UNAUDITED)

                                                        Shares/
                                                      Face Amount       Value
                                                      -----------   ------------
COMMON STOCKS - CONTINUED
   Manitowoc Co., Inc.                                     62,000   $  2,776,980
   Regal-Beloit Corp.                                      43,500      1,892,250
Distributors
   Applied Industrial Technologies, Inc.                   45,450      1,108,980
                                                                    ------------
      Total Industrials                                               12,385,388
                                                                    ------------
INFORMATION TECHNOLOGY - 13.2%
Communications Equipment
   Belden CDT, Inc.                                        68,750      2,628,312
Computers & Peripherals
   Western Digital Corp. (a)                              100,000      1,810,000
Electronic Equipment & Instruments
   Vishay Intertechnology, Inc. (a)                       125,000      1,755,000
Office Electronics
   IKON Office Solutions, Inc.                            103,500      1,391,040
                                                                    ------------
      Total Information Technology                                     7,584,352
                                                                    ------------
MATERIALS - 4.2%
Chemicals
   Westlake Chemical Corp.                                 47,700      1,526,877
Containers & Packaging
   Pactiv Corp. (a)                                        30,000        852,600
                                                                    ------------
      Total Materials                                                  2,379,477
                                                                    ------------
UTILITIES - 4.1%
Multi-Utilities
   Questar Corp.                                           28,300      2,314,091
                                                                    ------------
      Total Utilities                                                  2,314,091
                                                                    ------------
      Total Common Stocks (Cost $33,743,071)                          51,123,542
                                                                    ------------
COMMERCIAL PAPER (10.7% of portfolio)
American General Finance Corp., 5.22%,
   due 10/04/06                                       $ 2,000,000      1,999,130
Prudential Funding Corp., 5.21%, due 10/11/06           2,000,000      1,997,106
UBS Americas Inc., 5.34%, due 10/02/06                  2,157,000      2,156,680
                                                                    ------------
      Total Commercial Paper (Cost $6,152,916)                         6,152,916
                                                                    ------------
MONEY MARKET ACCOUNTS (less than 0.1% of
   portfolio)
SSgA Money Market Fund, 4.93% (b)                             467            467
SSgA Prime Money Market Fund, 4.15% (b)                         1              1
                                                                    ------------
      Total Money Market Accounts (Cost $468)                                468
                                                                    ------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $39,896,455) - 100%                                        $ 57,276,926
                                                                    ============

----------
(a)  Non-income producing.

(b)  7-day yield at September 30, 2006.

  For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.

INTERNATIONAL VALUE FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2006
(UNAUDITED)

                                                         Shares         Value
                                                      -----------   ------------
COMMON STOCKS (95.4% of portfolio)
AUSTRALIA - 1.7%
   Lend Lease Corp., Ltd.                                 113,900   $  1,358,007
                                                                    ------------
      Total Australia                                                  1,358,007
                                                                    ------------
FRANCE - 7.2%
   AXA SA                                                  63,800      2,349,039
   Carrefour SA                                            22,600      1,426,942
   Schneider Electric SA                                   17,400      1,938,532
                                                                    ------------
      Total France                                                     5,714,513
                                                                    ------------
GERMANY - 7.9%
   Adidas AG                                               35,400      1,667,309
   Deutsche Post AG                                        58,800      1,544,625
   Metro AG                                                24,900      1,453,856
   Siemens AG                                              17,900      1,559,292
                                                                    ------------
      Total Germany                                                    6,225,082
                                                                    ------------
HONG KONG - 1.7%
   Swire Pacific, Ltd.                                    129,500      1,349,960
                                                                    ------------
      Total Hong Kong                                                  1,349,960
                                                                    ------------
ITALY - 5.5%
   Eni SpA                                                 49,000      1,455,954
   Saipem SpA                                              45,300        990,207
   Unicredito Italiano SpA                                235,300      1,950,347
                                                                    ------------
      Total Italy                                                      4,396,508
                                                                    ------------
JAPAN - 21.1%
   Bridgestone Corp.                                       87,400      1,771,630
   Daito Trust Construction Co., Ltd.                      29,100      1,583,537
   Fuji Film Co., Ltd.                                     39,100      1,429,657
   Kyocera Corp.                                           17,300      1,485,755
   Mitsubishi UFJ Financial Group, Inc.                       144      1,846,919
   Nikon Corp.                                             88,000      1,824,643
   Sumitomo Corp.                                         118,000      1,477,033
   Sumitomo Trust & Banking Co.                           178,000      1,870,665
   Takeda Pharmaceutical Co., Ltd.                         30,900      1,931,012
   Toyota Motor Corp.                                      28,400      1,546,374
                                                                    ------------
      Total Japan                                                     16,767,225
                                                                    ------------
MEXICO- 0.7%
   Telefonos de Mexico SA ADR                              22,300        570,434
                                                                    ------------
      Total Mexico                                                       570,434
                                                                    ------------
NETHERLANDS - 4.0%
   ABN AMRO Holdings NV                                    40,800      1,187,621
   ING Groep NV                                            44,600      1,957,092
                                                                    ------------
      Total Netherlands                                                3,144,713
                                                                    ------------
PORTUGAL - 0.9%
   Portugal Telecom SGPS SA                                56,500        705,491
                                                                    ------------
      Total Portugal                                                     705,491
                                                                    ------------
SINGAPORE - 4.4%
   Keppel Corp., Ltd.                                      86,000        798,915
   Singapore Telecommunications, Ltd.                     784,700      1,202,098
   United Overseas Bank, Ltd.                             147,600      1,511,488
                                                                    ------------
      Total Singapore                                                  3,512,501
                                                                    ------------

INTERNATIONAL VALUE FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2006
(UNAUDITED)

                                                         Shares         Value
                                                      -----------   ------------
COMMON STOCKS - CONTINUED
SOUTH KOREA - 0.5%
   Kookmin Bank ADR                                         5,100   $    397,953
                                                                    ------------
      Total South Korea                                                  397,953
                                                                    ------------
SPAIN - 7.6%
   Banco Bilbao Vizcaya Argentaria SA                      73,300      1,695,385
   Iberdrola SA                                            48,600      2,173,180
   Repsol YPF SA                                           27,900        829,474
   Telefonica SA                                           77,400      1,340,293
                                                                    ------------
      Total Spain                                                      6,038,332
                                                                    ------------
SWEDEN - 1.2%
   Ericsson                                               278,600        960,024
                                                                    ------------
      Total Sweden                                                       960,024
                                                                    ------------
SWITZERLAND - 9.6%
   Givaudan SA                                              2,400      1,919,951
   Holcim, Ltd.                                            12,000        979,903
   Nestle SA                                                5,400      1,881,884
   Swatch Group AG                                          9,500      1,833,852
   Swiss Re                                                12,700        971,001
                                                                    ------------
      Total Switzerland                                                7,586,591
                                                                    ------------
UNITED KINGDOM - 21.4%
   AstraZeneca Group PLC                                   25,900      1,619,046
   British Sky Broadcast PLC                              127,100      1,298,533
   GlaxoSmithKline PLC                                     73,000      1,943,455
   Group 4 Securicor PLC (a)                              318,700      1,006,970
   Kingfisher PLC                                         342,000      1,569,217
   Lloyds TSB Group PLC                                   154,100      1,555,262
   Pearson PLC                                            119,100      1,693,144
   Royal Bank of Scotland Group PLC                        45,500      1,564,988
   Unilever PLC                                            66,300      1,633,576
   Vodafone Group PLC                                     628,074      1,436,249
   WPP Group PLC                                          132,300      1,638,404
                                                                    ------------
      Total United Kingdom                                            16,958,844
                                                                    ------------
      Total Common Stocks (Cost $68,923,767)                          75,686,178
                                                                    ------------
FOREIGN CURRENCY (0.1% of portfolio)
EUROPE - less than 0.1% of portfolio
   Euro Currency                                            2,453          3,111
                                                                    ------------
      Total Europe                                                         3,111
                                                                    ------------
UNITED KINGDOM - less than 0.1% of portfolio
   Pound Sterling                                           6,278         11,754
                                                                    ------------
       Total United Kingdom                                               11,754
                                                                    ------------
SINGAPORE - 0.1%
   Singapore Dollar                                       113,162         71,249
                                                                    ------------
      Total Singapore Dollar                                              71,249
                                                                    ------------
      Total Foreign Currency (Cost $86,468)                               86,114
                                                                    ------------

INTERNATIONAL VALUE FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2006
(UNAUDITED)

                                                         Shares         Value
                                                      -----------   ------------
COMMERCIAL PAPER (4.5% of portfolio)
UBS Americas Inc., 5.34%, due 10/02/06                $ 3,546,000   $  3,545,474
                                                                    ------------
      Total Commercial Paper (Cost $3,545,474)                        3,545,474
                                                                    ------------
MONEY MARKET ACCOUNTS (less than 0.1% of portfolio)
SSgA Money Market Fund, 4.93% (b)                             930            930
SSgA Prime Money Market Fund, 5.15% (b)                         1              1
                                                                    ------------
      Total Money Market Accounts (Cost $931)                                931
                                                                    ------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $72,556,640) - 100%                                        $ 79,318,697
                                                                    ============

----------
(a)  Non-income producing.

(b)  7-day yield at September 30, 2006.

  For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.

NASDAQ-100 INDEX TRACKING STOCK(SM) FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2006
(UNAUDITED)

                                                         Shares         Value
                                                      -----------   ------------
EXCHANGE TRADED FUND (99.9% of portfolio)
Nasdaq-100 Index Tracking Stock(SM)                       156,900   $  6,377,985
                                                                    ------------
      Total Exchange Traded Fund (Cost $5,931,254)                     6,377,985
                                                                    ------------
MONEY MARKET ACCOUNT (0.1% of portfolio)
SSgA Money Market Fund, 4.93% (a)                           6,246          6,246
                                                                    ------------
      Total Money Market Account (Cost $6,246)                             6,246
                                                                    ------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $5,937,400) - 100%                                         $  6,384,231
                                                                    ============

----------
(a)  7-day yield at September 30, 2006.

On September 30, 2006, substantially all of the assets of the NASDAQ-100 Index Tracking Stock(SM) Fund were invested in shares of the NASDAQ-100 Index Tracking Stock(SM), issued by the NASDAQ-100 Trust, a unit investment trust established to accumulate and hold a portfolio of the equity securities that comprise the NASDAQ-100 Index. More information about the NASDAQ-100 Index Tracking Stock(SM) is available in its annual report which may be obtained from the U.S. Securities and Exchange Commission's website (www.sec.gov) through the Filings and Forms (EDGAR) section.

  For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)

                                                                        MARKET
                                                                         VALUE
                                                           SHARES        (000)
                                                         ----------   ----------
COMMON STOCK -- 97.7%
CONSUMER DISCRETIONARY -- 10.2%
Amazon.Com, Inc. (a)                                         68,000   $    2,184
Apollo Group, Inc. Class A (a)                               29,475        1,451
AutoNation, Inc. (a)                                         30,136          630
AutoZone, Inc. (a)                                           11,387        1,176
Avis Budget Group, Inc. (a)                                   1,920           35
Bed Bath & Beyond, Inc. (a)                                  59,014        2,258
Best Buy Co., Inc.                                           86,781        4,648
Big Lots, Inc. (a)                                           24,438          484
Black & Decker Corp.                                         16,033        1,272
Brunswick Corp.                                              19,929          622
Carnival Corp.                                               92,919        4,370
CBS Corp.                                                   163,098        4,594
Centex Corp.                                                 25,776        1,356
Circuit City Stores, Inc.                                    31,439          789
Clear Channel Communications, Inc.                          106,665        3,077
Coach, Inc. (a)                                              77,000        2,649
Comcast Corp. Class A (a)                                   439,767       16,205
D.R. Horton, Inc.                                            56,700        1,358
Darden Restaurants, Inc.                                     32,010        1,359
Dillard's, Inc. Class A                                      13,653          447
Dollar General Corp.                                         64,115          874
Dow Jones & Co., Inc.                                        12,526          420
Eastman Kodak Co.                                            60,837        1,363
eBay, Inc. (a)                                              246,020        6,977
EW Scripps Co. Class A                                       18,000          863
Family Dollar Stores, Inc.                                   33,068          967
Federated Department Stores, Inc.                           115,880        5,007
Ford Motor Co.                                              399,855        3,235
Fortune Brands, Inc.                                         32,566        2,446
Gannett Co., Inc.                                            49,938        2,838
Gap, Inc.                                                   113,930        2,159
General Motors Corp.                                        117,773        3,917
Genuine Parts Co.                                            35,493        1,531
Goodyear Tire & Rubber Co. (a)                               37,942          550
H&R Block, Inc.                                              68,820        1,496
Harley-Davidson, Inc.                                        55,138        3,460
Harman International Industries, Inc.                        13,900        1,160
Harrah's Entertainment, Inc.                                 38,433        2,553
Hasbro, Inc.                                                 36,787          837
Hilton Hotels Corp.                                          81,543        2,271
Home Depot, Inc.                                            435,357       15,790
International Game Technology                                71,952        2,986
Interpublic Group of Cos., Inc. (a)                          88,477          876
JC Penney & Co., Inc.                                        47,188        3,227
Johnson Controls, Inc.                                       41,596        2,984
Jones Apparel Group, Inc.                                    23,979          778
KB HOME                                                      15,862          695
Kohl's Corp. (a)                                             68,910        4,474
Leggett & Platt, Inc.                                        38,254          957

                                                                        MARKET
                                                                         VALUE
                                                           SHARES        (000)
                                                         ----------   ----------
Lennar Corp. Class A                                         28,700   $    1,299
Limited Brands                                               70,969        1,880
Liz Claiborne, Inc.                                          22,041          871
Lowe's Cos., Inc.                                           321,546        9,023
Marriot International, Inc. Class A                          73,878        2,855
Mattel, Inc.                                                 81,445        1,604
McDonald's Corp.                                            258,053       10,095
McGraw-Hill, Inc.                                            74,026        4,296
Meredith Corp.                                                8,947          441
New York Times Co. Class A                                   30,745          707
Newell Rubbermaid, Inc.                                      57,721        1,635
News Corp. Class A                                          491,700        9,662
NIKE, Inc. Class B                                           41,013        3,594
Nordstrom, Inc.                                              49,376        2,089
Office Depot, Inc. (a)                                       59,670        2,369
OfficeMax, Inc.                                              14,319          583
Omnicom Group, Inc.                                          36,817        3,446
Pulte Homes, Inc.                                            44,872        1,430
Radioshack Corp.                                             28,653          553
Sears Holdings Corp. (a)                                     17,552        2,775
Sherwin-Williams Co.                                         23,570        1,315
Snap-On, Inc.                                                12,548          559
Stanley Works                                                18,132          904
Staples, Inc.                                               152,125        3,701
Starbucks Corp. (a)                                         159,052        5,416
Starwood Hotels & Resorts Worldwide, Inc. Class B            45,212        2,586
Target Corp.                                                180,157        9,954
Tiffany & Co.                                                30,068          998
Time Warner, Inc.                                           856,847       15,620
TJX Cos., Inc.                                               93,313        2,616
Tribune Co.                                                  40,155        1,314
Univision Communications,  Inc. Class A (a)                  53,018        1,821
V.F. Corp.                                                   18,488        1,349
Viacom, Inc. Class B (a)                                    150,698        5,603
Walt Disney Co.                                             441,773       13,655
Wendy's International, Inc.                                  24,867        1,666
Whirlpool Corp.                                              16,262        1,368
Wyndham Worldwide Corp. (a)                                  41,524        1,161
Yum! Brands, Inc.                                            57,722        3,004
                                                                      ----------
                                                                         264,472
                                                                      ----------
CONSUMER STAPLES -- 9.4%
Alberto Culver Co.                                           16,058          812
Altria Group, Inc.                                          440,464       33,718
Anheuser-Busch Cos., Inc.                                   161,167        7,657
Archer-Daniels-Midland Co.                                  138,167        5,234
Avon Products, Inc.                                          94,448        2,896
Brown-Forman Corp. Class B                                   17,182        1,317
Campbell Soup Co.                                            48,783        1,781
Clorox Co.                                                   31,310        1,973
Coca-Cola Co.                                               428,435       19,142
Coca-Cola Enterprises, Inc.                                  58,000        1,208
Colgate-Palmolive Co.                                       108,835        6,759

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2006 (UNAUDITED)

                                                                        MARKET
                                                                         VALUE
                                                           SHARES        (000)
                                                         ----------   ----------
CONSUMER STAPLES -- (CONTINUED)
ConAgra Foods, Inc.                                         108,046   $    2,645
Constellation Brands, Inc. Class A (a)                       46,400        1,335
Costco Wholesale Corp.                                       97,851        4,861
CVS Corp.                                                   173,284        5,566
Dean Foods Co. (a)                                           28,400        1,193
Estee Lauder Cos, Inc. Class  A                              28,600        1,153
General Mills, Inc.                                          74,364        4,209
H.J. Heinz Co.                                               70,320        2,948
Hershey Foods Corp.                                          37,308        1,994
Kellogg Co.                                                  51,729        2,562
Kimberly-Clark Corp.                                         97,364        6,364
Kroger Co.                                                  152,022        3,518
McCormick & Co., Inc.                                        27,400        1,041
Molson Coors Brewing Co., Class B                             9,644          664
Pepsi Bottling Group, Inc.                                   28,353        1,007
PepsiCo, Inc.                                               347,710       22,692
Procter & Gamble Co.                                        668,257       41,419
Reynolds American, Inc.                                      35,680        2,211
Safeway, Inc.                                                93,693        2,844
Sara Lee Corp.                                              158,717        2,551
SuperValu, Inc.                                              43,003        1,275
Sysco Corp.                                                 129,281        4,324
Tyson Foods, Inc., Class A                                   53,800          854
UST Corp.                                                    33,547        1,839
Wal-Mart Stores, Inc.                                       517,328       25,515
Walgreen Co.                                                213,110        9,460
Whole Foods Market, Inc.                                     29,000        1,723
Wrigley Wm., Jr. Co.                                         46,370        2,136
                                                                      ----------
                                                                         242,400
                                                                      ----------
ENERGY -- 9.1%
Anadarko Petroleum Corp.                                     96,108        4,212
Apache Corp.                                                 69,030        4,363
Baker Hughes, Inc.                                           69,180        4,718
BJ Services Co.                                              62,910        1,895
Chesapeake Energy Corp.                                      79,600        2,307
ChevronTexaco Corp.                                         462,388       29,991
ConocoPhillips                                              347,296       20,675
Devon Energy Corp.                                           92,922        5,868
El Paso Corp.                                               145,394        1,983
EOG Resources, Inc.                                          50,568        3,289
ExxonMobil Corp.                                          1,251,702       83,989
Halliburton Co.                                             218,172        6,207
Hess Corp.                                                   50,106        2,075
Kinder Morgan, Inc.                                          23,138        2,426
Marathon Oil Corp.                                           74,957        5,764
Murphy Oil Corp.                                             39,500        1,878
Nabors Industries, Ltd. (a)                                  68,530        2,039
National Oilwell Varco, Inc. (a)                             36,300        2,125
Noble Corp.                                                  28,523        1,831
Occidental Petroleum Corp.                                  180,646        8,691
Rowan Cos., Inc.                                             23,239          735
Schlumberger, Ltd.                                          248,714       15,428

                                                                        MARKET
                                                                         VALUE
                                                           SHARES        (000)
                                                         ----------   ----------
Smith International, Inc.                                    42,200   $    1,637
Sunoco, Inc.                                                 27,956        1,739
Transocean, Inc. (a)                                         66,295        4,855
Valero Energy Corp.                                         129,800        6,681
Weatherford International Ltd. (a)                           72,800        3,037
Williams Cos., Inc.                                         126,137        3,011
XTO Energy, Inc.                                             77,100        3,248
                                                                      ----------
                                                                         236,697
                                                                      ----------
FINANCIALS -- 21.8%
ACE, Ltd.                                                    68,155        3,730
AFLAC, Inc.                                                 105,816        4,842
Allstate Corp.                                              132,507        8,312
Ambac Financial Group, Inc.                                  22,047        1,824
American Express Co.                                        255,673       14,338
American International Group, Inc.                          546,883       36,236
Ameriprise Financial, Inc.                                   51,894        2,434
AmSouth Bancorp                                              72,519        2,106
AON Corp.                                                    66,023        2,236
Apartment Investment & Management Co. Class A                20,500        1,115
Archstone-Smith Trust                                        44,300        2,412
Bank of America Corp.                                       952,628       51,032
Bank of New York Co., Inc.                                  160,579        5,662
BB&T Corp.                                                  113,018        4,948
Bear Stearns Cos., Inc.                                      25,299        3,544
Boston Properties, Inc.                                      24,200        2,501
Capital One Financial Corp.                                  64,315        5,059
Charles Schwab Corp.                                        221,393        3,963
Chicago Mercantile Exchange Holdings, Inc.                    7,435        3,556
Chubb Corp.                                                  86,778        4,509
Cincinnati Financial Corp.                                   36,505        1,754
CIT Group, Inc.                                              42,000        2,042
Citigroup, Inc.                                           1,040,671       51,690
Comerica, Inc.                                               33,832        1,926
Commerce Bancorp, Inc.                                       38,300        1,406
Compass Bancshares, Inc.                                     27,100        1,544
Countrywide Financial Corp.                                 130,686        4,579
E*Trade Financial Corp. (a)                                  89,400        2,138
Equity Office Properties Trust                               73,641        2,928
Equity Residential                                           60,907        3,081
Fannie Mae                                                  204,229       11,418
Federal Home Loan Mortgage Corp.                            145,646        9,661
Federated Investors, Inc. Class B                            18,100          612
Fifth Third Bancorp                                         117,600        4,478
First Horizon National Corp.                                 26,117          993
Franklin Resources, Inc.                                     35,244        3,727
Genworth Financial, Inc. Class A                             96,200        3,368
Golden West Financial Corp.                                  56,222        4,343
Goldman Sachs Group, Inc.                                    91,000       15,394

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2006 (UNAUDITED)

                                                                        MARKET
                                                                         VALUE
                                                           SHARES        (000)
                                                         ----------   ----------
FINANCIALS -- (CONTINUED)
Hartford Financial Services Group, Inc.                      64,188   $    5,568
Huntington Bancshares, Inc.                                  50,554        1,210
J.P. Morgan Chase & Co.                                     730,419       34,301
Janus Capital Group, Inc.                                    44,919          886
KeyCorp                                                      86,209        3,228
Kimco Realty Corp.                                           44,300        1,899
Legg Mason, Inc.                                             27,600        2,784
Lehman Brothers Holdings, Inc.                              112,936        8,341
Lincoln National Corp.                                       61,092        3,793
Loews Corp.                                                  96,642        3,663
M & T Bank Corp.                                             16,800        2,015
Marsh & McLennan Cos., Inc.                                 116,436        3,278
Marshall & Ilsley Corp.                                      53,792        2,592
MBIA, Inc.                                                   28,758        1,767
Mellon Financial Corp.                                       86,323        3,375
Merrill Lynch & Co., Inc.                                   187,327       14,653
MetLife, Inc.                                               159,907        9,064
MGIC Investment Corp.                                        18,362        1,101
Moody's Corp.                                                49,330        3,225
Morgan Stanley                                              225,643       16,452
National City Corp.                                         127,891        4,681
North Fork Bancorp, Inc.                                     98,735        2,828
Northern Trust Corp.                                         38,840        2,269
Plum Creek Timber Co., Inc.                                  38,580        1,313
PNC Financial Services Group, Inc.                           61,847        4,480
Principal Financial Group, Inc.                              56,050        3,042
Progressive Corp.                                           161,188        3,956
ProLogis                                                     51,200        2,921
Prudential Financial, Inc.                                  102,100        7,785
Public Storage, Inc.                                         25,600        2,201
Realogy Corp. (a)                                            51,905        1,177
Regions Financial Corp.                                      95,609        3,517
SAFECO Corp.                                                 24,664        1,453
Simon Property Group, Inc.                                   46,763        4,238
SLM Corp.                                                    87,242        4,535
Sovereign Bancorp, Inc.                                      77,805        1,674
St. Paul Travelers Cos., Inc.                               145,425        6,819
State Street Corp. (b)                                       69,525        4,338
SunTrust Banks, Inc.                                         76,972        5,948
Synovus Financial Corp.                                      67,604        1,986
T. Rowe Price Group, Inc.                                    55,580        2,660
Torchmark Corp.                                              20,676        1,305
U.S. Bancorp                                                375,161       12,463
UnumProvident Corp.                                          74,635        1,447
Vornado Realty Trust                                         26,200        2,856
Wachovia Corp.                                              334,186       18,648
Washington Mutual, Inc.                                     202,513        8,803
Wells Fargo Co.                                             708,222       25,623
XL Capital, Ltd. Class A                                     37,732        2,592
Zions Bancorp                                                22,219        1,773
                                                                      ----------
                                                                         563,967
                                                                      ----------

                                                                        MARKET
                                                                         VALUE
                                                           SHARES        (000)
                                                         ----------   ----------
HEALTH CARE -- 12.3%
Abbott Laboratories                                         321,067   $   15,591
Aetna, Inc.                                                 115,228        4,557
Allergan, Inc.                                               31,991        3,603
AmerisourceBergen Corp.                                      43,432        1,963
Amgen, Inc. (a)                                             246,075       17,602
Applera Corp. - Applied Biosystems Group                     38,367        1,270
Barr Pharmaceuticals, Inc. (a)                               22,400        1,163
Bausch & Lomb, Inc.                                          11,325          568
Baxter International, Inc.                                  138,626        6,302
Becton, Dickinson & Co.                                      51,829        3,663
Biogen Idec, Inc. (a)                                        71,673        3,202
Biomet, Inc.                                                 51,841        1,669
Boston Scientific Corp. (a)                                 247,912        3,667
Bristol-Myers Squibb Co.                                    414,517       10,330
C.R. Bard, Inc.                                              21,594        1,620
Cardinal Health, Inc.                                        85,366        5,612
Caremark Rx, Inc.                                            89,808        5,089
CIGNA Corp.                                                  23,289        2,709
Coventry Health Care, Inc. (a)                               33,600        1,731
Eli Lilly & Co.                                             207,897       11,850
Express Scripts, Inc. (a)                                    29,000        2,189
Fisher Scientific International, Inc. (a)                    25,900        2,026
Forest Laboratories, Inc. (a)                                66,206        3,351
Genzyme Corp. (a)                                            55,105        3,718
Gilead Sciences, Inc. (a)                                    96,300        6,616
HCA, Inc.                                                    89,559        4,468
Health Management Associates, Inc. Class A                   50,398        1,053
Hospira, Inc. (a)                                            32,236        1,234
Humana, Inc. (a)                                             34,425        2,275
IMS Health, Inc.                                             41,881        1,116
Johnson & Johnson                                           615,546       39,974
King Pharmaceuticals, Inc. (a)                               49,932          850
Laboratory Corp. of America Holdings (a)                     26,300        1,724
Manor Care, Inc.                                             16,651          871
McKesson Corp.                                               63,831        3,365
Medco Health Solutions, Inc. (a)                             61,872        3,719
MedImmune, Inc. (a)                                          52,465        1,533
Medtronic, Inc.                                             242,902       11,280
Merck & Co., Inc.                                           459,503       19,253
Millipore Corp. (a)                                          10,728          658
Mylan Laboratories Inc.                                      43,200          870
Patterson Cos., Inc. (a)                                     29,500          991
Pfizer, Inc.                                              1,534,574       43,521
Quest Diagnostics Inc.                                       33,800        2,067
Schering-Plough Corp.                                       312,624        6,906
St. Jude Medical, Inc. (a)                                   74,194        2,618
Stryker Corp.                                                63,708        3,159
Tenet Healthcare Corp. (a)                                   99,009          806
Thermo Electron Corp. (a)                                    33,929        1,334
UnitedHealth Group, Inc.                                    283,768       13,961

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2006 (UNAUDITED)

                                                                        MARKET
                                                                         VALUE
                                                           SHARES        (000)
                                                         ----------   ----------
HEALTH CARE -- (CONTINUED)
Watson Pharmaceuticals, Inc. (a)                             22,003   $      576
Wellpoint, Inc. (a)                                         130,978       10,092
Wyeth                                                       283,631       14,420
Zimmer Holdings, Inc. (a)                                    51,120        3,451
                                                                      ----------
                                                                         319,806
                                                                      ----------
INDUSTRIALS -- 10.7%
3M Co.                                                      158,984       11,832
Allied Waste Industries, Inc. (a)                            50,667          571
American Power Conversion Corp.                              36,667          805
American Standard Cos., Inc.                                 37,321        1,566
Avery Dennison Corp.                                         19,870        1,196
Boeing Co.                                                  167,245       13,187
Burlington Northern Santa Fe Corp.                           76,250        5,600
Caterpillar, Inc.                                           137,970        9,078
Cintas Corp.                                                 28,482        1,163
Cooper Industries, Ltd.                                      19,121        1,630
CSX Corp.                                                    92,648        3,042
Cummins, Inc.                                                11,473        1,368
Danaher Corp.                                                49,426        3,394
Deere & Co.                                                  48,241        4,048
Dover Corp.                                                  42,713        2,026
Eaton Corp.                                                  31,978        2,202
Emerson Electric Co.                                         86,635        7,265
Equifax, Inc.                                                26,769          983
FedEx Corp.                                                  64,346        6,993
Fluor Corp.                                                  18,106        1,392
General Dynamics Corp.                                       85,512        6,129
General Electric Co.                                      2,173,523       76,725
Goodrich Co.                                                 25,755        1,044
Honeywell International, Inc.                               172,342        7,049
Illinois Tool Works, Inc.                                    89,928        4,038
Ingersoll-Rand Co. Class A                                   68,600        2,605
ITT Industries, Inc.                                         38,404        1,969
L-3 Communications Holdings, Inc.                            26,600        2,084
Lockheed Martin Corp.                                        74,771        6,435
Masco Corp.                                                  83,074        2,278
Monster Worldwide, Inc. (a)                                  26,192          948
Navistar International Corp. (a)                             13,180          340
Norfolk Southern Corp.                                       86,861        3,826
Northrop Grumman Corp.                                       72,878        4,961
PACCAR, Inc.                                                 53,055        3,025
Pall Corp.                                                   26,774          825
Parker-Hannifin Corp.                                        25,223        1,961
Pitney Bowes, Inc.                                           45,939        2,038
R.R. Donnelley & Sons Co.                                    45,660        1,505
Raytheon Co.                                                 95,814        4,600
Robert Half International, Inc.                              36,214        1,230
Rockwell Automation, Inc.                                    37,120        2,157
Rockwell Collins, Inc.                                       35,419        1,942

                                                                        MARKET
                                                                         VALUE
                                                           SHARES        (000)
                                                         ----------   ----------
Ryder Systems, Inc.                                          12,780   $      660
Southwest Airlines Co.                                      166,140        2,768
Textron, Inc.                                                26,975        2,360
Tyco International, Ltd.                                    423,948       11,866
Union Pacific Corp.                                          56,340        4,958
United Parcel Service, Inc. Class B                         228,400       16,431
United Technologies Corp.                                   213,014       13,494
W.W. Grainger, Inc.                                          16,109        1,080
Waste Management, Inc.                                      115,379        4,232
                                                                      ----------
                                                                         276,904
                                                                      ----------
INFORMATION TECHNOLOGY -- 14.7%
ADC Telecommunications, Inc. (a)                             25,018          375
Adobe Systems, Inc. (a)                                     121,842        4,563
Advanced Micro Devices, Inc. (a)                            102,784        2,554
Affiliated Computer Services, Inc. (a)                       24,600        1,276
Agilent Technologies, Inc. (a)                               85,997        2,811
Altera Corp. (a)                                             75,978        1,397
Analog Devices, Inc.                                         74,861        2,200
Apple Computer, Inc. (a)                                    179,292       13,811
Applied Materials, Inc.                                     290,361        5,148
Autodesk, Inc. (a)                                           48,430        1,684
Automatic Data Processing, Inc.                             116,938        5,536
Avaya, Inc. (a)                                             100,915        1,154
BMC Software, Inc. (a)                                       44,636        1,215
Broadcom Corp. Class A (a)                                   97,569        2,960
CA, Inc.                                                     80,829        1,915
CIENA Corp. (a)                                              18,012          491
Cisco Systems, Inc. (a)                                   1,284,259       29,538
Citrix Systems, Inc. (a)                                     38,153        1,382
Computer Sciences Corp. (a)                                  36,182        1,777
Compuware Corp. (a)                                          78,557          612
Comverse Technology, Inc. (a)                                42,838          918
Convergys Corp. (a)                                          28,605          591
Corning, Inc. (a)                                           328,585        8,021
Dell, Inc. (a)                                              479,091       10,942
Electronic Arts, Inc. (a)                                    65,200        3,630
Electronic Data Systems Corp.                               107,786        2,643
EMC Corp. (a)                                               483,641        5,794
First Data Corp.                                            161,904        6,800
Fiserv, Inc. (a)                                             36,347        1,712
Freescale Semiconductor, Inc. Class B (a)                    86,108        3,273
Google, Inc. (a)                                             45,010       18,090
Hewlett-Packard Co.                                         575,919       21,130
Intel Corp.                                               1,213,103       24,954
International Business Machines Corp.                       320,118       26,230
Intuit, Inc. (a)                                             72,602        2,330
Jabil Circuit, Inc.                                          40,813        1,166
JDS Uniphase Corp. (a)                                      352,519          772

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2006 (UNAUDITED)

                                                                        MARKET
                                                                         VALUE
                                                           SHARES        (000)
                                                         ----------   ----------
INFORMATION TECHNOLOGY -- (CONTINUED)
Juniper Networks, Inc. (a)                                  117,100   $    2,024
KLA-Tencor Corp.                                             41,864        1,862
Lexmark International Group, Inc. Class A (a)                21,702        1,251
Linear Technology Corp.                                      63,675        1,982
LSI Logic Corp. (a)                                          81,935          674
Lucent Technologies, Inc. (a)                               931,672        2,180
Maxim Integrated Products, Inc.                              67,156        1,885
Micron Technology, Inc. (a)                                 151,532        2,637
Microsoft Corp.                                           1,818,004       49,686
Molex, Inc.                                                  29,510        1,150
Motorola, Inc.                                              515,598       12,890
National Semiconductor Corp.                                 62,618        1,473
NCR Corp. (a)                                                38,184        1,508
Network Appliance, Inc. (a)                                  78,067        2,889
Novell, Inc. (a)                                             68,842          421
Novellus Systems, Inc. (a)                                   27,369          757
NVIDIA Corp. (a)                                             73,902        2,187
Oracle Corp. (a)                                            852,519       15,124
Parametric Technology Corp. New (a)                          23,296          407
Paychex, Inc.                                                72,927        2,687
PerkinElmer, Inc.                                            27,257          516
PMC-Sierra, Inc. (a)                                         43,224          257
QLogic Corp. (a)                                             34,290          648
QUALCOMM, Inc.                                              347,578       12,634
Sabre Holdings Corp. Class A                                 28,424          665
SanDisk Corp. (a)                                            40,800        2,184
Sanmina-SCI Corp. (a)                                       112,858          422
Solectron Corp. (a)                                         187,214          610
Sun Microsystems, Inc. (a)                                  732,888        3,642
Symantec Corp. (a)                                          208,134        4,429
Symbol Technologies, Inc.                                    52,185          775
Tektronix, Inc.                                              16,729          484
Tellabs, Inc. (a)                                            93,575        1,026
Teradyne, Inc. (a)                                           41,392          545
Texas Instruments, Inc.                                     322,503       10,723
Unisys Corp. (a)                                             72,779          412
VeriSign, Inc. (a)                                           51,300        1,036
Waters Corp. (a)                                             21,857          990
Xerox Corp. (a)                                             205,842        3,203
Xilinx, Inc.                                                 72,204        1,585
Yahoo!, Inc. (a)                                            261,580        6,613
                                                                      ----------
                                                                         380,468
                                                                      ----------
MATERIALS -- 2.8%
Air Products & Chemicals, Inc.                               45,889        3,046
Alcoa, Inc.                                                 184,446        5,172
Allegheny Technologies, Inc.                                 21,229        1,320
Ashland, Inc.                                                13,280          847
Ball Corp.                                                   21,670          877
Bemis Co., Inc.                                              21,628          711
Consol Energy, Inc.                                          38,300        1,215
Dow Chemical Co.                                            202,799        7,905

                                                                        MARKET
                                                                         VALUE
                                                           SHARES        (000)
                                                         ----------   ----------
E.I. Du Pont de Nemours & Co.                               194,339   $    8,325
Eastman Chemical Co.                                         16,862          911
Ecolab, Inc.                                                 38,226        1,637
Freeport-McMoRan Copper & Gold, Inc. Class B                 42,514        2,264
Hercules, Inc. (a)                                           24,698          389
International Flavors & Fragrances, Inc.                     16,204          641
International Paper Co.                                      97,556        3,378
Louisiana-Pacific Corp.                                      21,959          412
MeadWestvaco Corp.                                           37,588          996
Monsanto Co.                                                114,692        5,392
Newmont Mining Corp.                                         94,042        4,020
Nucor Corp.                                                  66,008        3,267
Pactiv Corp. (a)                                             29,764          846
Phelps Dodge Corp.                                           42,510        3,601
PPG Industries, Inc.                                         34,490        2,314
Praxair, Inc.                                                67,420        3,989
Rohm & Haas Co.                                              29,896        1,416
Sealed Air Corp.                                             17,036          922
Sigma-Aldrich Corp.                                          13,793        1,044
Temple-Inland, Inc.                                          22,928          919
United States Steel Corp.                                    26,102        1,506
Vulcan Materials Co.                                         20,996        1,643
Weyerhaeuser Co.                                             51,624        3,176
                                                                      ----------
                                                                          74,101
                                                                      ----------
TELECOMMUNICATION SERVICES -- 3.4%
ALLTEL Corp.                                                 82,598        4,584
AT&T, Inc.                                                  817,053       26,603
BellSouth Corp.                                             381,628       16,315
CenturyTel, Inc.                                             23,808          944
Citizens Communications Co.                                  68,877          967
Embarq Corp.                                                 31,045        1,502
Qwest Communications International, Inc. (a)                331,922        2,894
Sprint Corp. (Fon Group)                                    628,400       10,777
Verizon Communications, Inc.                                609,610       22,635
Windstream Corp.                                             99,042        1,306
                                                                      ----------
                                                                          88,527
                                                                      ----------
UTILITIES -- 3.3%
AES Corp. (a)                                               137,914        2,812
Allegheny Energy, Inc. (a)                                   33,899        1,362
Ameren Corp.                                                 42,542        2,246
American Electric Power Co., Inc.                            82,254        2,992
CenterPoint Energy, Inc.                                     63,893          915
CMS Energy Corp. (a)                                         46,605          673
Consolidated Edison, Inc.                                    51,122        2,362
Constellation Energy Group, Inc.                             37,103        2,196
Dominion Resources, Inc.                                     73,887        5,652
DTE Energy Co.                                               36,946        1,534
Duke Energy Corp.                                           262,699        7,934
Dynegy Inc. Class A (a)                                      77,330          428

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2006 (UNAUDITED)

                                                                        MARKET
                                                                         VALUE
                                                           SHARES        (000)
                                                         ----------   ----------
UTILITIES -- (CONTINUED)
Edison International                                         67,762   $    2,822
Entergy Corp.                                                44,043        3,445
Exelon Corp.                                                140,978        8,535
FirstEnergy Corp.                                            68,812        3,844
FPL Group, Inc.                                              85,578        3,851
KeySpan Corp.                                                36,606        1,506
Nicor, Inc.                                                   9,313          398
NiSource, Inc.                                               57,867        1,258
Peoples Energy Corp.                                          8,131          331
PG&E Corp.                                                   73,623        3,066
Pinnacle West Capital Corp.                                  20,581          927
PPL Corp.                                                    79,236        2,607
Progress Energy, Inc.                                        52,408        2,378
Public Service Enterprise Group, Inc.                        52,422        3,208
Sempra Energy                                                56,189        2,823
Southern Co.                                                156,758        5,402
TECO Energy, Inc.                                            43,276          677
TXU Corp.                                                    97,596        6,102
Xcel Energy, Inc.                                            83,797        1,730
                                                                      ----------
                                                                          86,016
                                                                      ----------
TOTAL COMMON STOCKS
(Cost $1,680,145,629)                                                  2,533,358
                                                                      ----------

                                                            PAR
                                                           AMOUNT
                                                            (000)
                                                         ----------
U.S. GOVERNMENT SECURITIES -- 0.2%
United States Treasury Bill
4.80% due 12/07/06 (c)(d)                                $    4,299        4,261
                                                                      ----------
TOTAL U.S. GOVERNMENT SECURITIES
(Cost $4,261,169)                                                          4,261
                                                                      ----------

                                                           SHARES
                                                            (000)
                                                         ----------
MONEY MARKET FUNDS -- 2.0%
AIM Short Term Investment Prime Portfolio                    50,941   $   50,941
Federated Money Market Obligations Trust                        519          519
                                                                      ----------
TOTAL MONEY MARKET FUNDS
(Cost $51,460,510)                                                        51,460
                                                                      ----------
TOTAL INVESTMENTS -- 99.9%
(identified cost $1,735,867,308) (e)(f)                                2,589,079

OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.1%                              1,396
                                                                      ----------
NET ASSETS -- 100%                                                    $2,590,475
                                                                      ==========

(a)  Non-income producing security.

(b)  Affiliated issuer. See table that follows for more information.

(c) Security held as collateral in relation to initial margin requirements on futures contracts.

(d)  Rate represents annualized yield at date of purchase.

(e) Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2006 was $931,303,989 and $78,092,615,
     respectively, resulting in net unrealized appreciation of investments of $853,211,374.

(f) Security valuation: The Portfolio's investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

For information on the Portfolio's other significant accounting policies, please refer to the Portfolio's most recent annual financial statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2006 (UNAUDITED)

                                                          Number     Unrealized
                                                            of      Appreciation
                                                        Contracts      (000)
                                                        ---------   ------------
Schedule of Futures Contracts
S&P 500 Financial Futures Contracts (long) Expiration
   Date 12/2006                                            868         $1,401
Total unrealized appreciation on open futures
   contracts purchased                                                 $1,401

AFFILIATED ISSUER TABLE

                                                                                          Income Earned   Realized
                                                           Shares sold                      for the 9      Gain
                                        Shares purchased    for the 9                      Months ended  on shares
     Security        Number of shares   for the 9 Months  Months ended  Number of shares     9/30/06       sold
    Description     held at 12/31/2005    ended 9/30/06      9/30/06     held at 9/30/06      (000)        (000)
------------------  ------------------  ----------------  ------------  ----------------  -------------  ---------
State Street Corp.        70,325              1,200           2,000          69,525            $41          $42

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclosure Controls and Procedures. The President and Treasurer concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control. There were no changes in registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

A separate certification for each principal executive officer and principal financial officer of the registrant, as required by Rule 30a-2(a) under the Investment Company Act of 1940, is filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Homestead Funds, Inc.


By: /s/ Peter R. Morris
    ---------------------------------
Name: Peter R. Morris
Title: Director and President

Date: November 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Peter R. Morris
    ---------------------------------
Name: Peter R. Morris
Title: Director and President

Date: November 29, 2006


By: /s/ Sheri Cooper
    ---------------------------------
Name: Sheri Cooper
Title: Treasurer

Date: November 29, 2006